UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number   811-5531
                                   ---------------------------------------------

                       MassMutual Participation Investors
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               1500 Main Street, Suite 1100, Springfield, MA 01115
--------------------------------------------------------------------------------
(Address of principal executive offices)                              (Zip code)


                 Stephen L. Kuhn, Vice President and Secretary
               1500 Main Street, Suite 2800, Springfield, MA 01115
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  413-226-1000
                                                    ----------------------------

Date of fiscal year end:  12/31
                          ------------------

Date of reporting period: 12/31/03
                          ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORT TO STOCKHOLDERS.

         Attached hereto is the annual shareholder report transmitted to shareholders pursuant to Rule 30e-1 of the Investment Company Act of 1940, as amended.

2003  A N N U A L   R E P O R T












                              MASSMUTUAL
                           PARTICIPATION
                               INVESTORS




                                                                          [LOGO]

MASSMUTUAL PARTICIPATION INVESTORS





     MassMutual Participation Investors
     is a closed-end investment company,
     first offered to the public over a
     decade ago and is listed on the New
     York Stock Exchange.



                                      MASSMUTUAL PARTICIPATION
                                      INVESTORS
                                      1500 Main Street, Suite 1100
                                      Springfield, MA 01115
                                      (413) 226-1516
                                      www.massmutual.com/mpv

                                      ADVISER
                                      David L. Babson & Company Inc.,
                                      a member of the MassMutual Financial Group
                                      1500 Main Street
                                      Springfield, MA 01115

                                      AUDITOR
                                      Deloitte & Touche LLP
                                      New York, NY 10281

                                      COUNSEL TO THE TRUST
                                      Ropes & Gray LLP
                                      Boston, MA 02110

                                      CUSTODIAN
                                      Citibank, N.A.
                                      New York, NY 10043

                                      TRANSFER AGENT & REGISTRAR
                                      Shareholder Financial Services, Inc.
                                      P.O. Box 173673
                                      Denver, CO 80217
                                      1-800-647-7374


                                        PROXY VOTING POLICIES & PROCEDURES
                                        A copy of MassMutual Participation
                                        Investors' Proxy Voting policy and
                                        procedures used to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling, toll-free, 866-399-1516; (2) on MassMutual
                                        Participation Investors' website:
                                        www.massmutual.com/mpv; and (3) on the
                                        U.S. Securities and Exchange Commission
                                        website at http://www.sec.gov.

                                                                          MPV
                                                                          Listed
                                                                          NYSE

                                              MASSMUTUAL PARTICIPATION INVESTORS

INVESTMENT OBJECTIVE AND POLICY

MassMutual Participation Investors (the "Trust"), a closed-end investment company, was offered to the public in October 1988 and its shares are listed on the New York Stock Exchange. The share price of Participation Investors can be found in the financial section of most newspapers as "MassPrt" or "MassMuPrt" under the New York Stock Exchange listings. The Trust's New York Stock Exchange trading symbol is "MPV".

The investment objective of the Trust is to maximize total return by providing a high level of current income, the potential for growth of income, and capital appreciation. The Trust's principal investments are privately placed, below investment-grade, long-term corporate debt obligations purchased directly from their issuers, which tend to be smaller companies. At least half of these investments normally include equity features such as warrants, conversion rights, or other equity features that provide the Trust with the opportunity to realize capital gains. The Trust will also invest in publicly traded debt securities (including high-yield securities), again with an emphasis on those with equity features, and in convertible preferred stocks and, subject to certain limitations, readily marketable equity securities. In addition, the Trust may temporarily invest in high quality, readily marketable securities.

David L. Babson & Company Inc. manages the Trust on a total return basis. The Trust distributes substantially all of its net income to shareholders each year. Accordingly, the Trust pays dividends to shareholders quarterly in January, May, August, and November. All registered shareholders are automatically enrolled in the Dividend Reinvestment and Cash Purchase Plan unless cash distributions are requested.

In this report you will find a complete listing of the Trust's holdings. We encourage you to read this section carefully for a better understanding of the Trust. We cordially invite all shareholders to attend the MassMutual Participation Investors Annual Meeting of Shareholders, which will be held on April 30, 2004 at 1:00 P.M. in Springfield, Massachusetts.

MASSMUTUAL PARTICIPATION INVESTORS

TO OUR SHAREHOLDERS

As previously announced, Mr. Robert E. Joyal, President of MassMutual Participation Investors (the "Trust") for the past four years, announced his retirement as President of the Trust, effective as of the 2003 Annual Shareholders' Meeting in April.

THE TRUST'S TOTAL PORTFOLIO RATE OF RETURN FOR 2003 WAS 23.72%, AS MEASURED BY THE CHANGE IN NET ASSET VALUE, ASSUMING THE REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS.

Following Mr. Joyal's retirement, the Trust's Board of Trustees elected me to succeed him as President of the Trust. Currently, I lead the Corporate Securities Group at David L. Babson & Company Inc. ("Babson"), the Trust's investment adviser, where I oversee all corporate creditrelated investments, including public and private bonds, bank loans, mezzanine and private equity investments, as well as structured credit products. Before joining Babson in 2000, I served for twelve years in the Investment Management Division of Massachusetts Mutual Life Insurance Company, Babson's parent company. I am pleased to share with you the Trust's Annual Report for the year ended December 31, 2003.

LEFT TO RIGHT:
Stuart H. Reese, Chairman          [PHOTO OF CHAIRMAN AND PRESIDENT]
Roger W. Crandall, President

                                              MASSMUTUAL PARTICIPATION INVESTORS

THE TRUST CONTINUES TO EMPLOY THE INVESTMENT PHILOSOPHY THAT HAS SERVED IT WELL SINCE ITS INCEPTION: INVESTING IN COMPANIES WHICH WE BELIEVE TO HAVE A STRONG BUSINESS PROPOSITION, SOLID CASH FLOW AND EXPERIENCED, ETHICAL MANAGEMENT.

LEFT TO RIGHT:

CHARLES C. MCCOBB, JR.
Vice President and
Chief Financial Officer

STEPHEN L. KUHN
Vice President and Secretary

CLIFFORD M. NOREEN
Vice President


TOTAL ANNUAL PORTFOLIO RETURN (AS OF 12/31 EACH YEAR)*

                              [BAR CHART APPEARS HERE]

-----------------------------------------------------------------------------------------------------------
MassMutual                    4.02   26.11   14.60   24.10   10.91    4.77    8.11    3.41    5.70   23.72
Participation Investors
(Based on change in
the net asset value with


Standard & Poor's             3.83   34.64   23.03   31.04   33.77   25.89  -16.26  -11.67  -23.51   28.34
Industrial Composite**

Lehman Brothers              -2.66   18.99    3.97    8.36    8.29    0.16    9.46    9.77   10.14    6.91
Intermediate U.S.
Credit Index***
-----------------------------------------------------------------------------------------------------------
                              1994    1995    1996    1997    1998    1999    2000    2001    2002    2003

* Data for MassMutual Participation Investors represents portfolio returns based on change in the net asset value assuming the reinvestment of all dividends and distributions which differs from the total investment return based on market value due to the difference between the net asset value and the market value of the shares outstanding (see page 12 for total investment return based on market value); past performance is no guarantee of future results.

**  Formerly called the Standard & Poor's Industrial Price Index.

*** Formerly called the Lehman Brothers Intermediate Corporate Bond Index.

MASSMUTUAL PARTICIPATION INVESTORS

THE TRUST'S 2003
PORTFOLIO PERFORMANCE

The Trust's total portfolio rate of return for 2003 was 23.72%, as measured by the change in net asset value, assuming the reinvestment of all dividends and distributions. The Trust's total net assets were $94,396,591, or $9.84 per share, as of December 31, 2003, compared to $83,586,663, or $8.78 per share, as of December 31, 2002. The Trust's quarterly dividend remained stable this year at 20 cents per share. In addition, the Trust declared a special year-end dividend of 16 cents per share as of December 31, 2003. We are pleased with the Trust's 2003 portfolio performance.

The following table lists the average annual returns of the Trust's portfolio, based on change in net assets, assuming the reinvestment of all dividends and distributions, compared to the average annual returns of selected equity and fixed income market indices for the 1, 3, 5 and 10 years ended December 31, 2003:


[PHOTO OF VICE PRESIDENT]

           AT LEFT:
RICHARD C. MORRISON
     Vice President

                            Lehman         Lehman
                            Brothers      Brothers      Standard
                         U.S. Corporate Intermediate    & Poor's      Russell
                The        High Yield    U.S. Credit   Industrial       2000
               Trust         Index         Index*      Composite**     Index
          -------------------------------------------------------------------
1 Year         23.72%        28.97%         6.91%        28.34%        47.25%
3 Year         10.58%        10.21%         8.93%        -4.64%         6.27%
5 Year          8.90%         5.23%         7.22%        -1.79%         7.13%
10 Year        12.23%         6.89%         7.19%        10.62%         9.47%

The U.S. economy and investment markets displayed signs of recovery during 2003, assisted by low interest rates and tax cuts. As the uncertainty of war in Iraq gave way to combat operations, equity and credit markets rallied strongly. As a result, many investors left the relative safety of bonds, which helped push yields higher.

* Formerly called the Lehman Brothers Intermediate Corporate Bond Index. ** Formerly called the Standard & Poor's Industrial Price Index.

                                              MASSMUTUAL PARTICIPATION INVESTORS



Concurrent with the improving U.S. economy, corporate credit defaults declined. The speculative-grade issuer-weighted default rate fell from 8.4% in 2002 to 5.2% in 2003, as reported by Moody's Investors Service. The year 2003 witnessed a significant increase in the issuance of high-yield corporate bonds, with 496 new deals coming to market in 2003 compared with 262 in 2002, according to Credit Suisse First Boston. These factors, among others, spurred an overall increase in merger and acquisition activity, especially in the second half of the year,* which helped provide potential private placement investment opportunities for the Trust. Helped by these trends, the Trust was able to dispose of eight private investments in 2003 that contributed $9.3 million in gains to the Trust. Assuming that the U.S. economy and investment markets continue to improve, and all other things being equal, the Trust's investment portfolio should benefit from the foregoing economic trends.

Overall, the Trust closed 11 new private placement transactions during the course of the year: Coeur, Inc., Dwyer Group, Inc., Euro-Pro Corporation, MedAssist, Inc., Neff Motivation, Inc., Royal Baths Manufacturing Company, Synventive Equity LLC, Tomah Holdings, Inc., Trustile Doors, Inc., U S M Holdings Corp., and Weasler Holdings LLC. In addition, the Trust added to existing investments in Evans Consoles, Inc., Olympic Sales, Inc., and Shelter Acquisition, Inc.


* Source: The Wall Street Journal, January 2, 2004

LEFT TO RIGHT:

MICHAEL L. KLOFAS
Vice President

MICHAEL P. HERMSEN             [PHOTO OF VICE PRESIDENTS]
Vice President

RICHARD E. SPENCER, II
Vice President

MASSMUTUAL PARTICIPATION INVESTORS


THE OUTLOOK FOR 2004

In 2003, the equity markets closed the year on a positive note for the first time since 1999, giving investors a breath of relief. Does that mean that we can anticipate markets continuing to rise next year? Not necessarily. While economic indicators such as unemployment levels, manufacturing activity and consumer confidence looked promising at year-end, no one can predict the future with any degree of certainty. The Trust continues to employ the investment philosophy that has served it well since its inception: investing in companies which we believe to have a strong business proposition, solid cash flow and experienced, ethical management. This philosophy, combined with Babson's seasoned investment-management team and the Trust's financial position, all contribute to the Trust's being well-positioned for future investment opportunities that meet its investment objectives and policies.

While past performance is not an indicator of future returns, we believe the Trust's investment objectives and historical portfolio rates of return should continue to earn it consideration in a well-diversified investment portfolio. As always, I realize that you have myriad investment selections available to you, and I thank you for your investment in the Trust.

Sincerely,

/s/ Roger W. Crandall
---------------------------------
Roger W. Crandall
President

CAUTIONARY NOTICE: CERTAIN STATEMENTS CONTAINED IN THIS REPORT TO SHAREHOLDERS MAY BE "FORWARD LOOKING" STATEMENTS WITHIN THE MEANING OF THE PRIVATE SECURITIES LITIGATION ACT OF 1995. THESE STATEMENTS ARE NOT GUARANTEES OF FUTURE PERFORMANCE AND ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE FORECASTED.

TAX INFORMATION

2003                      RECORD   NET INVESTMENT    SHORT-TERM       TOTAL
DIVIDENDS                  DATE       INCOME           GAINS     ORDINARY INCOME
--------------------------------------------------------------------------------
Regular                   5/2/03      0.2000             -
--------------------------------------------------------------------------------
                         7/31/03      0.2000             -
--------------------------------------------------------------------------------
                        10/31/03      0.2000             -
--------------------------------------------------------------------------------
                        12/31/03      0.2000             -
--------------------------------------------------------------------------------
Special                 12/31/03      0.1600             -
--------------------------------------------------------------------------------
                                      0.9600             -            $0.96

The Trust did not have distributable net long-term capital gains in 2003.

=========================================================================================
              Qualified for Dividend                                Interest Earned on
  Annual        Received Deduction*       Qualified Dividends**   U.S. Gov't. Obligations
 Dividend

  Amount                      Amount                    Amount                  Amount
per Share      Percent      per Share     Percent     per Share     Percent    per Share
-----------------------------------------------------------------------------------------
  $0.96       17.80362%      0.170915     17.7918%     0.170801     0.0000%      0.0000
-----------------------------------------------------------------------------------------

*  Not available to individual shareholders
** Qualified dividends are reported in Box 1b on IRS Form 1099-Div for 2003

               F I N A N C I A L
               R E P O R T


                   Consolidated Statement of Assets and Liabilities .......... 8

                   Consolidated Statement of Operations ...................... 9

                   Consolidated Statement of Cash Flows ..................... 10

                   Consolidated Statements of Changes in Net Assets ......... 11

                   Consolidated Selected Financial Highlights ............... 12

                   Consolidated Schedule of Investments .................. 13-33

                   Notes to Consolidated Financial Statements ............ 34-38

                   Change in Independent Accountants ........................ 39

                   Interested Trustees ................................... 40-41

                   Independent Trustees .................................. 42-44

                   Officers of the Trust .................................... 45

                   Independent Auditors' Report ............................. 46

MASSMUTUAL PARTICIPATION INVESTORS


CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

ASSETS:
Investments
  (See Consolidated Schedule of Investments)
  Corporate restricted securities at fair value
    (Cost - $102,118,896)                                          $ 90,867,681
  Corporate public securities at market value
    (Cost - $17,169,154)                                             14,907,352
  Short-term securities at cost plus earned discount which
    approximates market value                                         7,702,756
-------------------------------------------------------------------------------
                                                                    113,477,789
Cash                                                                  4,513,701
Interest receivable                                                   1,825,450
Receivable for investments sold                                       1,907,816
-------------------------------------------------------------------------------
    TOTAL ASSETS                                                   $121,724,756
===============================================================================

LIABILITIES:
Dividend payable                                                   $  3,452,750
Management fee payable                                                  212,717
Note payable                                                         12,000,000
Revolving Credit Agreement                                           10,500,000
Interest payable                                                        103,618
Accrued expenses                                                        162,166
Accrued taxes payable                                                   896,914
-------------------------------------------------------------------------------
    TOTAL LIABILITIES                                                27,328,165
===============================================================================

NET ASSETS:
Common shares, par value $.01 per share; an unlimited
  number authorized                                                      95,910
Additional paid-in capital                                           88,761,711
Retained net realized gain on investments, prior years               19,858,001
Undistributed net investment income                                     691,877
Undistributed net realized loss on investments                       (1,497,891)
Net unrealized depreciation of investments                          (13,513,017)
-------------------------------------------------------------------------------
    TOTAL NET ASSETS                                               $ 94,396,591
-------------------------------------------------------------------------------
    TOTAL LIABILITIES AND NET ASSETS                               $121,724,756
===============================================================================
COMMON SHARES ISSUED AND OUTSTANDING                                  9,590,972
===============================================================================
NET ASSET VALUE PER SHARE                                          $       9.84
===============================================================================

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                                              MASSMUTUAL PARTICIPATION INVESTORS


CONSOLIDATED STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

INVESTMENT INCOME:
Interest                                                           $  9,927,535
Dividends                                                               135,606
-------------------------------------------------------------------------------
    TOTAL INVESTMENT INCOME                                          10,063,141
-------------------------------------------------------------------------------
EXPENSES:
Management fees                                                         830,742
Trustees' fees and expenses                                              97,661
Transfer agent/registrar's expenses                                      31,000
Interest                                                                873,666
Reports to shareholders                                                 151,000
Audit and legal                                                         197,000
Other                                                                   176,558
-------------------------------------------------------------------------------
    TOTAL EXPENSES                                                    2,357,627
-------------------------------------------------------------------------------

NET INVESTMENT INCOME ($0.80 PER SHARE)                               7,705,514
===============================================================================

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments before taxes                         2,934,779
Provision for income taxes                                             (893,914)
-------------------------------------------------------------------------------
Net realized gain on investments                                      2,040,865
Net change in unrealized depreciation of investments                  9,587,627
-------------------------------------------------------------------------------
    NET GAIN ON INVESTMENTS                                          11,628,492
-------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 19,334,006
===============================================================================

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

MASSMUTUAL PARTICIPATION INVESTORS


CONSOLIDATED STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED DECEMBER 31, 2003


NET INCREASE IN CASH:
Cash flows from operating activities:
  Interest and dividends received                                  $  9,435,015
  Interest expense paid                                                (878,503)
  Operating expenses paid                                            (1,324,808)
-------------------------------------------------------------------------------
    NET CASH PROVIDED BY OPERATING ACTIVITIES                         7,231,704
-------------------------------------------------------------------------------

Cash flows from investing activities:
  Purchases/Proceeds/Maturities from short-term portfolio
    securities, net                                                     147,710
  Purchases of portfolio securities                                 (57,171,177)
  Proceeds from disposition of portfolio securities                  60,700,559
-------------------------------------------------------------------------------
    NET CASH PROVIDED BY INVESTING ACTIVITIES                         3,677,092
-------------------------------------------------------------------------------
    NET CASH PROVIDED BY OPERATING AND INVESTING ACTIVITIES          10,908,796
-------------------------------------------------------------------------------

Cash flows from financing activities:
  Increase in receipts for shares issued on reinvestment of
    dividends                                                           662,855
  Cash dividends paid from net investment income                     (7,638,394)
-------------------------------------------------------------------------------
    NET CASH USED FOR FINANCING ACTIVITIES                           (6,975,539)
-------------------------------------------------------------------------------

NET INCREASE IN CASH                                                  3,933,257
Cash - beginning of year                                                580,444
-------------------------------------------------------------------------------
CASH - END OF YEAR                                                 $  4,513,701
================================================================================

RECONCILIATION OF NET INCREASE IN NET ASSETS TO NET
CASH PROVIDED BY OPERATING AND INVESTING ACTIVITIES:
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 19,334,006
-------------------------------------------------------------------------------
  Increase in investments                                            (8,266,444)
  Decrease in interest receivable                                        64,280
  Increase in receivable for investments sold                        (1,271,276)
  Increase in management fee payable                                     24,222
  Decrease in interest payable                                           (4,837)
  Increase in accrued expenses                                          131,931
  Increase in accrued taxes payable                                     896,914
-------------------------------------------------------------------------------
    TOTAL ADJUSTMENTS TO NET ASSETS FROM OPERATIONS                  (8,425,210)
-------------------------------------------------------------------------------
    NET CASH PROVIDED BY OPERATING AND INVESTING ACTIVITIES        $ 10,908,796
===============================================================================

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                                              MASSMUTUAL PARTICIPATION INVESTORS

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                             2003              2002
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income                                                  $  7,705,514      $  8,256,816
  Net realized gain (loss) on investments                                   2,040,865        (1,621,036)
  Net change in unrealized depreciation of investments                      9,587,627        (1,701,975)
-------------------------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                     19,334,006         4,933,805


  Net increase in shares of beneficial interest transactions                  662,855           723,915


Dividends to shareholders from:
  Net investment income (2003-$0.96 per share; 2002-$0.86 per share)       (9,186,933)       (8,163,310)
-------------------------------------------------------------------------------------------------------
  Total increase (decrease) in net assets                                  10,809,928        (2,505,590)


NET ASSETS, BEGINNING OF YEAR                                              83,586,663        86,092,253
=======================================================================================================


NET ASSETS, END OF YEAR (INCLUDING UNDISTRIBUTED NET
  INVESTMENT INCOME IN 2003 - $691,877; 2002 - $663,979)                 $ 94,396,591      $ 83,586,663
=======================================================================================================

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

MASSMUTUAL PARTICIPATION INVESTORS


CONSOLIDATED SELECTED FINANCIAL HIGHLIGHTS
SELECTED DATA FOR EACH COMMON SHARE OUTSTANDING:

FOR THE YEARS ENDED DECEMBER 31,                    2003              2002              2001              2000              1999
NET ASSET VALUE: BEGINNING OF YEAR                $   8.78          $   9.12          $   9.75          $  10.40          $  11.33
----------------------------------------------------------------------------------------------------------------------------------

Net investment income                                 0.80              0.87              0.93              1.00              0.97
Net realized and unrealized
  gain (loss) on investments                          1.21             (0.35)            (0.61)            (0.14)            (0.53)
----------------------------------------------------------------------------------------------------------------------------------

Total from investment operations                      2.01              0.52              0.32              0.86              0.44
----------------------------------------------------------------------------------------------------------------------------------

Dividends from net investment
  income to common shareholders                      (0.96)            (0.86)            (0.96)            (0.96)            (0.96)

Dividends from net realized
  gain on investments to common shareholders          --                --                --               (0.55)            (0.41)

Change from issuance of shares                        0.01              --                0.01              --                --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (0.95)            (0.86)            (0.95)            (1.51)            (1.37)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE: END OF YEAR                      $   9.84          $   8.78          $   9.12          $   9.75          $  10.40
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE MARKET VALUE: END OF YEAR               $  11.65          $   9.40          $   9.10          $  10.94          $  10.25
==================================================================================================================================

Total investment return
  Market value                                       35.50%            12.58%            (8.02)%           22.91%            (2.30)%
  Net asset value                                    23.72%             5.70%             3.41%             8.11%             4.77%

Net assets (in millions):
  End of year                                     $  94.40          $  83.59          $  86.09          $  90.95          $  97.01

Ratio of operating expenses
  to average net assets                               1.65%             1.27%             1.22%             1.28%             1.25%

Ratio of interest expense
  to average net assets                               0.97%             1.08%             1.47%             1.54%             1.38%

Ratio of total expenses
  to average net assets                               2.62%             2.35%             2.69%             2.82%             2.63%

Ratio of net investment income
  to average net assets                               8.55%             9.42%             9.70%             9.20%             8.70%

Portfolio turnover                                   55.08%            35.32%            21.58%            55.97%            66.17%
----------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                                              MASSMUTUAL PARTICIPATION INVESTORS

CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003

                                                                        SHARES, UNITS
                                                                     WARRANTS, OWNERSHIP ACQUISITION
CORPORATE RESTRICTED SECURITIES - 96.26%: (A)                        OR PRINCIPAL AMOUNT    DATE          COST         FAIR VALUE
----------------------------------------------------------------------------------------------------------------------------------
PRIVATE PLACEMENT INVESTMENTS - 86.12%
ADORN, INC.
A manufacturer of wall panels, cabinets, moldings and countertops for houses and recreational vehicles.
12.5% Subordinated Note due 2010                                        $    1,125,000     2/29/00    $  1,006,309    $  1,122,105
Warrant, exercisable until 2010, to purchase
  common stock at $.02 per share (B)                                          192 shs.     2/29/00         162,931         101,753
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         1,169,240       1,223,858
----------------------------------------------------------------------------------------------------------------------------------

AMERICA'S BODY COMPANY, INC.
A designer and manufacturer of commercial work vehicles.
12% Preferred Stock Series C (B)                                              197 shs.    12/16/03         875,000         875,000
Warrant, exercisable until 2007, to purchase
  common stock at $.01 per share (B)                                           40 shs.           *         256,667            --
----------------------------------------------------------------------------------------------------------------------------------
*11/2/98 and 12/16/03.                                                                                   1,131,667         875,000
----------------------------------------------------------------------------------------------------------------------------------

AMES TRUE TEMPER GROUP
A manufacturer and distributor of non-powered lawn and garden tools and accessories in North America.
13% Senior Subordinated Note due 2010                                   $    1,000,000     1/14/02         997,343       1,055,000
10% Preferred Stock                                                            85 shs.          **          85,286          91,360
Class A Common Stock (B)                                                    1,114 shs.     2/28/02           1,114           1,114
Warrant, exercisable until 2010, to purchase
  common stock at $.01 per share (B)                                        2,657 shs.     1/14/02           2,657              27
----------------------------------------------------------------------------------------------------------------------------------
** 2/28/02 and 11/15/02.                                                                                 1,086,400       1,147,501
----------------------------------------------------------------------------------------------------------------------------------

BEACON MEDICAL PRODUCTS, INC.
A designer, manufacturer and marketer of medical air and gas distribution systems.
Senior Secured Tranche A Floating Rate Note due 2008                    $      567,289      4/9/02         567,289         564,027
12% Senior Secured Note due 2010                                        $      412,112      4/9/02         348,343         423,979
Limited Partnership Interest of Riverside
  Capital Appreciation Fund IV, L.P. (B)                                    0.64% int.      4/9/02          87,045          78,340
Warrant, exercisable until 2010, to purchase
  common stock at $.01 per share (B)                                          794 shs.      4/9/02          72,856               8
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         1,075,533       1,066,354
----------------------------------------------------------------------------------------------------------------------------------

BETA BRANDS LTD
A manufacturer of hard candy and chocolate-coated products sold primarily to the Canadian market.
Secured Floating Rate Note due 2010 (B)                                 $    1,733,701      5/2/03         260,055          17,337
Limited Partnership Interest of
  CM Equity Partners (B)                                                   3.01 % int.    12/22/97         416,708            --
Common Stock (B)                                                          460,000 shs.      5/2/03             460            --
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           677,223          17,337
----------------------------------------------------------------------------------------------------------------------------------

MASSMUTUAL PARTICIPATION INVESTORS

CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003

                                                                        SHARES, UNITS
                                                                     WARRANTS, OWNERSHIP ACQUISITION
CORPORATE RESTRICTED SECURITIES: (A) CONTINUED                       OR PRINCIPAL AMOUNT    DATE          COST         FAIR VALUE
----------------------------------------------------------------------------------------------------------------------------------
BETTER MINERALS & AGGREGATES
A producer of high grade industrial and specialty silica sands.
14% Redeemable Preferred Stock (B)                                            499 shs.     9/30/99    $    272,912    $     54,525
Convertible Preferred Stock Series A and B, convertible
  into common stock at $9.26 per share (B)                                 62,997 shs.    12/19/96         583,300            --
Common Stock (B)                                                           10,013 shs.     9/30/99         399,505            --
Warrants, exercisable until 2005 and 2010, to
  purchase common stock at $.01 per share (B)                               5,700 shs.           *          64,247            --
----------------------------------------------------------------------------------------------------------------------------------
*12/19/96 and 9/30/99.                                                                                   1,319,964          54,525
----------------------------------------------------------------------------------------------------------------------------------

C & M CONVEYOR, INC.
A manufacturer and supplier of material handling systems to the corrugated sheet and container industry.
9.5% Senior Secured Term Note due 2007                                  $      704,819     9/13/02         704,819         705,742
11% Senior Subordinated Note due 2010                                   $      478,916     9/13/02         449,790         481,005
Common Stock (B)                                                          180,723 shs.     9/13/02         180,723         144,578
Warrant, exercisable until 2010, to purchase
  common stock at $.01 per share (B)                                       78,386 shs.     9/13/02          34,428             784
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         1,369,760       1,332,109
----------------------------------------------------------------------------------------------------------------------------------

CAINS FOODS, L.P.
A producer of mayonnaise and sauce products for both the retail and food service markets.
8% Junior Subordinated Convertible
  Note due 2004, convertible into
  partnership points at $1,388.89 per point                             $       54,054     9/29/95          54,054          56,638
Warrant, exercisable until 2006, to purchase
  partnership points at $.01 per point (B)                                     19 pts.     9/29/95          25,130            --
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                            79,184          56,638
----------------------------------------------------------------------------------------------------------------------------------

CAPESUCCESS LLC
A provider of diversified staffing services.
Preferred Membership Interests (B)                                            806 uts.     4/29/00           3,598             180
Common Membership Interests (B)                                            10,421 uts.     4/29/00          46,706           2,332
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                            50,304           2,512
----------------------------------------------------------------------------------------------------------------------------------

CAPITAL SPECIALTY PLASTICS, INC.
A producer of desiccant strips used for packaging pharmaceuticals products.
Common Stock (B)                                                               55 shs.          **             252             201
----------------------------------------------------------------------------------------------------------------------------------
**12/30/97 and 5/29/99.

14

                                              MASSMUTUAL PARTICIPATION INVESTORS

CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003

                                                                        SHARES, UNITS
                                                                     WARRANTS, OWNERSHIP ACQUISITION
CORPORATE RESTRICTED SECURITIES: (A) CONTINUED                       OR PRINCIPAL AMOUNT    DATE          COST         FAIR VALUE
----------------------------------------------------------------------------------------------------------------------------------
COEUR, INC.
A producer of proprietary, disposable power injection syringes.
8.75% Senior Secured Term Note due 2010                                 $      326,087     4/30/03    $    326,087    $    327,736
11.5% Senior Subordinated Note due 2011                                 $      242,754     4/30/03         220,597         244,668
Common Stock (B)                                                           72,463 shs.     4/30/03          72,463          65,217
Warrant, exercisable until 2010, to purchase
  common stock at $.01 per share (B)                                       50,099 shs.     4/30/03          23,317             501
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           642,464         638,122
----------------------------------------------------------------------------------------------------------------------------------

COINING CORPORATION OF AMERICA LLC
A manufacturer of close tolerance parts and metal stampings.
Senior Secured Floating Rate Revolving Credit Facility due 2006         $       74,074      1/7/02          74,074          71,184
Senior Secured Floating Rate Tranche A Note due 2007                    $      629,630     6/26/01         629,630         596,297
12% Senior Secured Tranche B Note due 2008                              $      370,370     6/26/01         336,298         368,335
Limited Partnership Interest (B)                                            3.65% int.     6/26/01         185,185         148,148
Warrant, exercisable until 2008, to purchase
  common stock at $.01 per share (B)                                       61,163 shs.     6/26/01          45,370             612
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         1,270,557       1,184,576
----------------------------------------------------------------------------------------------------------------------------------

COLIBRI HOLDINGS CORPORATION
A manufacturer and distributor of wild bird feeders and accessories.
12.5% Senior Subordinated Note due 2008                                 $      843,750     9/22/00         740,539         803,455
28% Preferred Stock                                                            38 shs.     11/2/01          37,500          36,697
Common Stock (B)                                                              756 shs.     9/22/00         281,250         140,625
Warrant, exercisable until 2008, to purchase
  common stock at $.01 per share (B)                                          446 shs.     9/22/00         140,625               4
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         1,199,914         980,781
----------------------------------------------------------------------------------------------------------------------------------

CORVEST GROUP, INC.
A manufacturer and distributor of promotional products.
12% Senior Subordinated Note due 2007                                   $    2,045,455           *       1,961,948       1,840,910
Common Stock (B)                                                               30 shs.           *          51,136          25,569
Limited Partnership Interest (B)                                           10.23% int.           *         151,286          75,909
Warrant, exercisable until 2007, to purchase
  common stock at $.01 per share (B)                                           97 shs.           *         157,343          83,534
----------------------------------------------------------------------------------------------------------------------------------
*3/5/99 and 3/24/99.                                                                                     2,321,713       2,025,922
----------------------------------------------------------------------------------------------------------------------------------

DELSTAR HOLDING CORPORATION
A manufacturer of plastic netting for a wide variety of industries.
Convertible Preferred Stock, convertible into common
  stock at $12.16 per share (B)                                             1,758 shs.     10/5/01         213,691         216,299
----------------------------------------------------------------------------------------------------------------------------------

                                              MASSMUTUAL PARTICIPATION INVESTORS

CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003

                                                                        SHARES, UNITS
                                                                     WARRANTS, OWNERSHIP ACQUISITION
CORPORATE RESTRICTED SECURITIES: (A) CONTINUED                       OR PRINCIPAL AMOUNT    DATE          COST         FAIR VALUE
----------------------------------------------------------------------------------------------------------------------------------
DEXTER MAGNETICS TECHNOLOGIES, INC.
A designer, fabricator, assembler and distributor of industrial magnets and subassemblies in North America and Europe.
12% Senior Subordinated Note due 2006                                   $      652,174     7/19/01    $    582,799    $    624,279
Common Stock (B)                                                              310 shs.     7/19/01         309,783         216,846
Warrant, exercisable until 2006, to purchase
  common stock at $.01 per share (B)                                          157 shs.     7/19/01         132,677               2
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         1,025,259         841,127
----------------------------------------------------------------------------------------------------------------------------------

DHD HEALTHCARE, INC.
A designer, manufacturer, and distributor of plastic, non-invasive medical devices used for respiratory care.
Senior Secured Floating Rate Revolving Credit Note due 2007             $       28,125     8/26/03          28,125          28,125
Senior Secured Floating Rate Tranche A Note due 2008                    $      564,844      2/8/01         564,844         556,142
12% Senior Secured Tranche B Note due 2009                              $      257,812      2/8/01         220,982         249,996
Limited Partnership Interest of Riverside Capital
  Appreciation Fund III, L.P. (B)                                           1.56% int.      2/8/01          93,656         134,865
Warrant, exercisable until 2008, to purchase
  common stock at $.01 per share (B)                                          530 shs.      2/8/01          46,875          89,018
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           954,482       1,058,146
----------------------------------------------------------------------------------------------------------------------------------

DIRECTED ELECTRONICS, INC.
A designer and distributor of brand name automotive security systems, audio products and installation accessories.
12% Senior Subordinated Note due 2007                                   $    1,776,307    12/22/99       1,637,362       1,794,071
8% Convertible Class B Subordinated
  Promissory Note due 2008                                              $       51,140    12/22/99          51,090          52,469
Class B Common Stock (B)                                                   13,816 shs.    12/22/99         138,157         386,840
Limited Partnership Interest (B)                                            4.61% int.    12/22/99         290,602         610,260
Warrant, exercisable until 2007, to purchase
  common stock at $.01 per share (B)                                       23,958 shs.    12/22/99         219,078         670,834
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         2,336,289       3,514,474
----------------------------------------------------------------------------------------------------------------------------------

DIVERSCO, INC./DHI HOLDINGS, INC.
A contract provider of janitorial and equipment maintenance services and temporary production labor to industrial customers.
Membership Interests of MM/Lincap
  Diversco Investments Ltd. LLC (B)                                        13.57% int.     8/27/98         366,495            --
Preferred Stock (B)                                                         1,639 shs.    12/14/01       1,392,067         556,826
Warrants, exercisable until 2011, to purchase
  common stock of DHI Holdings, Inc. at $.01 per share (B)                  6,676 shs.           * 201,655 -
----------------------------------------------------------------------------------------------------------------------------------
*10/24/96 and 8/28/98.                                                                                   1,960,217         556,826
----------------------------------------------------------------------------------------------------------------------------------

DWYER GROUP, INC.
A franchiser of a variety of home repair services.
14% Senior Subordinated Note due 2011 $ 984,375 10/30/03 886,716 948,779
Common Stock (B)                                                            1,406 shs.    10/30/03         140,600         126,540
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                                        1,077 shs.    10/30/03          98,719              11
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         1,126,035       1,075,330
----------------------------------------------------------------------------------------------------------------------------------

16

                                              MASSMUTUAL PARTICIPATION INVESTORS

CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003

                                                                        SHARES, UNITS
                                                                     WARRANTS, OWNERSHIP ACQUISITION
CORPORATE RESTRICTED SECURITIES: (A) CONTINUED                       OR PRINCIPAL AMOUNT    DATE          COST         FAIR VALUE
----------------------------------------------------------------------------------------------------------------------------------
EAGLE WINDOW & DOOR HOLDING CO.
A manufacturer of wood and aluminum-clad wood windows and doors.
12% Senior Subordinated Note due 2010                                   $    1,000,000      5/6/02    $    868,153    $  1,040,000
Common Stock (B)                                                              125 shs.      5/6/02         125,000         112,500
Warrant, exercisable until 2010, to purchase
  common stock at $.01 per share (B)                                          232 shs.      5/6/02         150,000         208,746
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         1,143,153       1,361,246
----------------------------------------------------------------------------------------------------------------------------------

EAST RIVER VENTURES I, L.P.
An acquirer of controlling or substantial interests in other entities.
Limited Partnership Interest (B)                                            0.04% int.      1/1/01           7,490           6,783
----------------------------------------------------------------------------------------------------------------------------------

ENZYMATIC THERAPY, INC.
A manufacturer and distributor of branded natural medicines and nutritional supplements.
13% Senior Subordinated Note due 2005 (B)                               $      843,750     9/17/02         714,590         506,250
Limited Partnership Interest (B)                                            0.70% int.     3/30/00         281,250           2,812
Warrant, exercisable until 2009, to purchase
  common stock at $.01 per share (B)                                          253 shs.     3/30/00         135,000               3
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         1,130,840         509,065
----------------------------------------------------------------------------------------------------------------------------------
EURO-PRO CORPORATION
A designer, marketer and distributor of floor care, steam cleaning and small kitchen products and appliances.
13.25% Senior Subordinated Note due 2011                                $    1,125,000      9/9/03       1,106,483       1,145,034
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                                       23,229 shs.      9/9/03          18,869             232
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         1,125,352       1,145,266
----------------------------------------------------------------------------------------------------------------------------------
EVANS CONSOLES, INC.
A designer and manufacturer of consoles and control center systems.
Senior Secured Tranche A Floating Rate Note due 2004                    $      121,500     1/21/03         121,500         121,500
Senior Secured Tranche A Floating Rate Note due 2006 (B)                $      487,150      3/2/98         487,150         121,788
8.85% Senior Secured Tranche A Note due 2006 (B)                        $      487,150      3/2/98         487,150         121,788
11.75% Senior Secured Tranche B Note due 2006 (B)                       $      350,000      3/2/98         321,449          87,500
Senior Secured Floating Rate Revolving Credit
  Facility due 2006 (B)                                                 $      492,121      3/2/98         492,121         123,030
Convertible Preferred Stock, convertible on a one share
  for one share basis into non voting common stock (B)                    146,536 shs.     1/21/03               1               1
Limited Partnership Interest of CM Equity Partners (B)                      1.12% int.     2/11/98          63,627            --
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         1,972,998         575,607
----------------------------------------------------------------------------------------------------------------------------------

EXAMINATION MANAGEMENT SERVICES, INC.
A national full-service evidence provider to the insurance industry and a provider of occupational health testing.
12% Senior Subordinated Note due 2007                                   $    1,116,867     3/16/99       1,067,101         910,593
Limited Partnership Interest (B)                                            6.96% int.      3/2/99       1,133,133         679,880
Warrant, exercisable until 2007, to purchase
  common stock at $.01 per share (B)                                       40,888 shs.     3/16/99          93,072             409
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         2,293,306       1,590,882
----------------------------------------------------------------------------------------------------------------------------------

                                              MASSMUTUAL PARTICIPATION INVESTORS

CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003

                                                                        SHARES, UNITS
                                                                     WARRANTS, OWNERSHIP ACQUISITION
CORPORATE RESTRICTED SECURITIES: (A) CONTINUED                       OR PRINCIPAL AMOUNT    DATE          COST         FAIR VALUE
----------------------------------------------------------------------------------------------------------------------------------
FASTENERS FOR RETAIL, INC.
A designer and marketer of low-cost fasteners for point of purchase displays and signage in retail environments.
12.5% Senior Subordinated Note due 2007                                 $    1,932,000    12/22/99    $  1,775,120    $  1,932,000
Class B Common Stock (B)                                                      318 shs.    12/22/99         318,000         818,510
Warrant, exercisable until 2007, to purchase
  common stock at $.02 per share (B)                                          312 shs.    12/22/99         245,034         802,082
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         2,338,154       3,552,592
----------------------------------------------------------------------------------------------------------------------------------

G C-SUN HOLDINGS, L.P.
A value-added national distributor of maintenance, repair and operating supplies such as fasteners, electrical components and tools.
12% Senior Subordinated Note due 2008 (B)                               $      920,000      3/2/00         774,285         690,000
Warrant, exercisable until 2008, to purchase
  common stock at $.01 per share (B)                                          469 shs.      3/2/00         185,220            --
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           959,505         690,000
----------------------------------------------------------------------------------------------------------------------------------

HAMILTON FUNERAL SERVICES CENTERS, INC.
A privately held owner and operator of funeral homes in the United States.
16.5% Senior Subordinated Note due 2007 (B)                             $    2,208,026           *       2,147,182         220,803
Warrant, exercisable until 2007, to purchase
  common stock at $1 per share (B)                                        196,421 shs.           *          28,131            --
----------------------------------------------------------------------------------------------------------------------------------
*1/25/99 and 7/16/99.                                                                                    2,175,313         220,803
----------------------------------------------------------------------------------------------------------------------------------

HIGHGATE CAPITAL LLC
An acquirer of controlling or substantial interests in manufacturing and marketing entities.
Series A Preferred Units (B)                                                0.30% int.     7/21/94          99,577           4,752
----------------------------------------------------------------------------------------------------------------------------------

HUSSEY SEATING CORPORATION
A manufacturer of spectator seating products.
Senior Secured Floating Rate Revolving Note due 2006                    $      287,842     6/12/96         287,842         287,842
Senior Secured Floating Rate Note due 2006                              $      326,250          **         326,250         326,250
12% Senior Subordinated Note due 2006                                   $      675,000     3/31/03         675,000         674,558
Warrant, exercisable until 2006, to purchase
  common stock at $.01 per share (B)                                        2,860 shs.         ***         112,500         420,051
----------------------------------------------------------------------------------------------------------------------------------
** 6/12/96 and 8/3/01. *** 6/12/96 and 1/19/00.                                                          1,401,592       1,708,701
----------------------------------------------------------------------------------------------------------------------------------

INTEGRATION TECHNOLOGY SYSTEMS, INC.
A manufacturer of steel protective computer and network systems for the industrial and office environments.
11% Senior Secured Note due 2007                                        $      818,242      6/1/00         775,177         719,557
13% Senior Secured Note due 2007                                        $      149,293     2/28/03         149,293         138,411
Common Stock (B)                                                              130 shs.      6/1/00         149,500          74,750
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         1,073,970         932,718
----------------------------------------------------------------------------------------------------------------------------------

18

                                              MASSMUTUAL PARTICIPATION INVESTORS

CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003

                                                                        SHARES, UNITS
                                                                     WARRANTS, OWNERSHIP ACQUISITION
CORPORATE RESTRICTED SECURITIES: (A) CONTINUED                       OR PRINCIPAL AMOUNT    DATE          COST         FAIR VALUE
----------------------------------------------------------------------------------------------------------------------------------
JASON, INC.
A diversified manufacturing company serving various industrial markets.
13% Senior Subordinated Note due 2008                                   $      510,187      8/4/00    $    465,613    $    482,227
14% Cumulative Redeemable Preferred Stock Series A (B)                        153 shs.      8/4/00         153,119         142,804
Limited Partnership Interest of
  Saw Mill Capital Fund II, L.P. (B)                                        1.30% int.      8/3/00         469,298         234,663
Warrants, exercisable until 2008 and 2009, to purchase
  common stock at $.01 per share (B)                                       26,931 shs.      8/4/00          61,101             269
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         1,149,131         859,963
----------------------------------------------------------------------------------------------------------------------------------

KEEPSAKE QUILTING, INC.
A seller of quilting fabrics, books, patterns, kits and notions to consumers.
Senior Secured Floating Rate Revolving Note due 2005                    $       52,418     6/16/00          52,418          52,240
Senior Secured Floating Rate Tranche A Note due 2007                    $      508,457     6/16/00         508,457         502,617
12% Senior Secured Tranche B Note due 2008                              $      314,509     6/16/00         296,633         327,089
Limited Partnership Interest of
  Riverside XVI Holding Company, L.P. (B)                                   3.02% int.     6/12/00         190,563         171,504
Warrant, exercisable until 2008, to purchase
  common stock at $.01 per share (B)                                          633 shs.     6/12/00          26,209               6
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         1,074,280       1,053,456
----------------------------------------------------------------------------------------------------------------------------------

KENAN-ADVANTAGE TRANSPORT COMPANY
A transporter of light petroleum, petrochemicals, lubricants and residual fuels.
12.5% Senior Subordinated Note due 2009                                 $      962,170     4/30/01         962,170         956,997
Preferred Stock (B)                                                           163 shs.     4/30/01         163,000         326,000
Warrant, exercisable until 2009, to purchase
  common stock at $.01 per share (B)                                          142 shs.     4/30/01               7               1
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         1,125,177       1,282,998
----------------------------------------------------------------------------------------------------------------------------------

LANCASTER LABORATORIES, INC.
A laboratory testing operation in the United States.
12% Senior Subordinated Note due 2007                                   $      883,929     9/25/00         759,535         901,608
Common Stock (B)                                                          241,071 shs.     9/25/00         241,071         216,964
Warrant, exercisable until 2007, to purchase
  common stock at $.01 per share (B)                                      214,668 shs.     9/25/00         184,420           2,147
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         1,185,026       1,120,719
----------------------------------------------------------------------------------------------------------------------------------
LIH INVESTORS, L.P.
A manufacturer and marketer of a broad line of external accessories for new and used sport utility vehicles, trucks and vans.
12.5% Senior Subordinated Note due 2006                                    $ 2,036,000           *       1,812,572       2,036,000
Common Stock (B)                                                            3,057 shs.           *         213,998         106,995
Warrant, exercisable until 2006, to purchase
  common stock at $.11 per share (B)                                        8,245 shs.           *         318,838         288,575
----------------------------------------------------------------------------------------------------------------------------------
*12/23/98 and 1/28/99.                                                                                   2,345,408       2,431,570
----------------------------------------------------------------------------------------------------------------------------------

MASSMUTUAL PARTICIPATION INVESTORS

CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003

                                                                        SHARES, UNITS
                                                                     WARRANTS, OWNERSHIP ACQUISITION
CORPORATE RESTRICTED SECURITIES: (A) CONTINUED                       OR PRINCIPAL AMOUNT    DATE          COST         FAIR VALUE
----------------------------------------------------------------------------------------------------------------------------------
MEDASSIST, INC.
A provider of patient eligibility and accounts receivable management services to hospitals and physician practices.
12% Senior Subordinated Note due 2011                                   $    1,125,000      5/1/03    $  1,104,542    $  1,123,901
Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                                       44,054 shs.      5/1/03          21,534             441
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         1,126,076       1,124,342
----------------------------------------------------------------------------------------------------------------------------------

MOSS, INC.
A manufacturer and distributor of large display and exhibit structures.
Senior Secured Floating Rate Revolving Note due 2005                    $       38,440     9/21/00          38,440          34,596
Senior Secured Floating Rate Tranche A Note due 2007                    $      634,260     9/21/00         634,260         570,834
12% Senior Secured Tranche B Note due 2008                              $      240,250     9/21/00         223,712         216,225
Limited Partnership Interest of
  Riverside Capital Appreciation Fund I, L.P. (B)                           4.27% int.           *         178,069          89,030
Warrant, exercisable until 2008, to purchase
  common stock at $100 per share (B)                                          264 shs.     9/21/00          23,064               3
----------------------------------------------------------------------------------------------------------------------------------
* 9/20/00 and 5/23/02.                                                                                   1,097,545         910,688
----------------------------------------------------------------------------------------------------------------------------------

MUSTANG VENTURES COMPANY
A natural gas-gathering and processing operation located in Oklahoma and Texas.
11.5% Subordinated Note due 2011                                        $      300,000    12/11/02         249,459         308,869
8.5% Redeemable Preferred Stock                                            82,500 shs.    12/11/02         586,634         587,806
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                                        9,752 shs.    12/11/02         293,050         219,420
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         1,129,143       1,116,095
----------------------------------------------------------------------------------------------------------------------------------

NEFF MOTIVATION, INC.
A manufacturer and distributor of customized awards and sportswear to schools.
12.5% Senior Subordinated Note due 2011                                 $      562,500     1/31/03         472,342         558,544
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                                          112 shs.     1/31/03          95,625               1
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           567,967         558,545
----------------------------------------------------------------------------------------------------------------------------------

NPC, INC.
A manufacturer of flexible connectors and equipment used in the installation of sewers and storm-drain pipelines.
Senior Secured Floating Rate Revolving Note due 2006                    $      213,872     6/25/99         213,872         208,041
Senior Secured Floating Rate Note due 2006                              $    1,271,186     6/25/99       1,271,157       1,235,084
12% Senior Secured Tranche B Note due 2007                              $      559,322     6/25/99         511,941         557,260
Limited Partnership Interest of Riverside XIII
  Holding Company L.P. (B)                                                  1.93% int.     6/11/99         169,648         126,536
Warrant, exercisable until 2007, to purchase
  common stock at $.01 per share (B)                                          115 shs.     6/25/99          81,356               1
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         2,247,974       2,126,922
----------------------------------------------------------------------------------------------------------------------------------

20

                                              MASSMUTUAL PARTICIPATION INVESTORS

CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003

                                                                        SHARES, UNITS
                                                                     WARRANTS, OWNERSHIP ACQUISITION
CORPORATE RESTRICTED SECURITIES: (A) CONTINUED                       OR PRINCIPAL AMOUNT    DATE          COST         FAIR VALUE
----------------------------------------------------------------------------------------------------------------------------------
NYLONCRAFT, INC.
A supplier of engineered plastic components for the automotive industry.
9% Senior Secured Note due 2009                                         $      464,286     1/28/02       $ 464,286    $    479,907
11.5% Senior Subordinated Note due 2012                                 $      857,143     1/28/02         775,189         885,885
Common Stock (B)                                                          178,571 shs.     1/28/02         178,571         186,428
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                                      138,928 shs.     1/28/02          92,597         143,790
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         1,510,643       1,696,010
----------------------------------------------------------------------------------------------------------------------------------

OLYMPIC SALES, INC.
A boat retailer in Washington state, Oregon, California and British Columbia.
12% Senior Subordinated Note due 2006                                   $    1,387,000      8/7/98       1,316,107       1,215,846
12% Senior Subordinated Note due 2008                                   $      244,154      2/9/00         225,092         199,205
Limited Partnership Interest of Riverside VIII, VIII-A and
  VIII-B Holding Company, L.P. (B)                                        808,254 uts.           *         808,254         415,320
Warrants, exercisable until 2007 and 2008, to purchase
  common stock at $.01 per share (B)                                       15,166 shs.          **         206,041             152
----------------------------------------------------------------------------------------------------------------------------------
*8/7/98, 2/23/99, 12/22/99 and 2/25/03. **8/7/98 and 2/29/00.                                            2,555,494       1,830,523
----------------------------------------------------------------------------------------------------------------------------------

PACIFIC COAST FEATHER COMPANY
A manufacturer and marketer of natural fill and synthetic fill bed pillows and comforters.
15.5% Senior Subordinated Note due 2004                                 $      583,333     6/27/97         583,333         583,333
----------------------------------------------------------------------------------------------------------------------------------

PARADIGM PACKAGING, INC.
A manufacturer of plastic bottles and closures for the nutritional, pharmaceutical, personal care and food packaging markets.
12% Senior Subordinated Note due 2008                                   $    1,125,000    12/19/00       1,020,320       1,158,750
Membership Interests of MM/Lincap
  PPI Investments, Inc., LLC (B)                                            1.28% int.    12/21/00         140,625         140,625
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         1,160,945       1,299,375
----------------------------------------------------------------------------------------------------------------------------------

PGT INDUSTRIES, INC.
A manufacturer of residential windows and patio doors and a provider of custom patio rooms and porch enclosures.
12% Senior Subordinated Note due 2009                                   $    1,035,000     1/29/01         929,322       1,035,000
Common Stock (B)                                                               61 shs.     1/29/01          61,000         170,800
Warrant, exercisable until 2009, to purchase
  common stock at $.01 per share (B)                                          171 shs.     1/29/01         139,327         479,276
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         1,129,649       1,685,076
----------------------------------------------------------------------------------------------------------------------------------

PHARMACEUTICAL BUYERS, INC.
A group purchasing organization which specializes in arranging and negotiating contracts for the purchase of pharmaceutical goods and medical equipment.
10.5% Senior Secured Note due 2005                                      $       17,277    11/30/95          17,277          18,085
10.5% Senior Secured Convertible Note due 2005,
  convertible into common stock at $50,000 per share                    $       97,500    11/30/95          97,500         151,934
Common Stock                                                                    3 shs.    11/30/95         169,000         239,405
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           283,777         409,424
----------------------------------------------------------------------------------------------------------------------------------

MASSMUTUAL PARTICIPATION INVESTORS

CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003

                                                                        SHARES, UNITS
                                                                     WARRANTS, OWNERSHIP ACQUISITION
CORPORATE RESTRICTED SECURITIES: (A) CONTINUED                       OR PRINCIPAL AMOUNT    DATE          COST         FAIR VALUE
----------------------------------------------------------------------------------------------------------------------------------
P H I HOLDING COMPANY
A retailer of mid-priced gift items, home and garden decor, accessories and other similar consumer products.
12.5% Senior Subordinated Note due 2010                                 $    1,125,000    10/25/02    $    977,248    $  1,170,000
Warrant, exercisable until 2010, to purchase
  common stock at $.01 per share (B)                                          186 shs.    10/25/02         157,102               2
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         1,134,350       1,170,002
----------------------------------------------------------------------------------------------------------------------------------

POLYMER TECHNOLOGIES, INC./POLI-TWINE WESTERN, INC.
A manufacturer of polypropylene twine for the hay bailing marketplace.
8% Senior Subordinated Note due 2010 (B)                                $      393,750     9/27/02         393,735         137,812
----------------------------------------------------------------------------------------------------------------------------------

PRECISION DYNAMICS, INC.
A manufacturer of custom-designed solenoid valves and controls.
Senior Secured Floating Rate Revolving Credit
  Facility due 2003                                                     $      448,250     7/22/96         448,250         448,250
Senior Secured Floating Rate Term Note due 2003                         $      574,575     7/22/96         574,575         574,575
12% Senior Secured Term Note due 2004                                   $      244,500     7/22/96         240,870         244,500
8% Preferred Stock (B)                                                        187 shs.     7/22/96         115,982            --
Common Stock (B)                                                              299 shs.     7/22/96          14,489            --
Warrant, exercisable until 2004, to purchase
  common stock at $.01 per share (B)                                          162 shs.     7/22/96          49,000            --
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         1,443,166       1,267,325
----------------------------------------------------------------------------------------------------------------------------------

PROCESS CHEMICALS LLC
A specialty chemical company that manufactures processed chemicals for the fertilizer, asphalt and concrete industries.
Common Membership Interests                                                 4.932 uts.           *               4            --
----------------------------------------------------------------------------------------------------------------------------------
*7/31/97 and 1/4/99.

PROGRESSIVE SOFTWARE HOLDING, INC.
A designer and manufacturer of point-of-sale monitors and keyboards used by retailers and restaurants.
Common Stock (B)                                                          364,973 shs.      7/9/02       1,749,998           6,570
----------------------------------------------------------------------------------------------------------------------------------

PROTEIN GENETICS, INC.
A producer of bovine artificial insemination products, related breeding and healthcare products and specialty genetics sold to the dairy and beef industries.
9.8% Redeemable Exchangeable Preferred Stock (B)                              332 shs.     8/12/94          33,217            --
Common Stock (B)                                                              867 shs.          **          42,365            --
----------------------------------------------------------------------------------------------------------------------------------
**11/14/01 and 8/12/94.                                                                                     75,582            --
----------------------------------------------------------------------------------------------------------------------------------

PW EAGLE, INC. - O.T.C.
An extruder of small and medium diameter plastic pipe and tubing in the United States.
14% Senior Subordinated Note due 2007                                   $    1,841,221     9/16/99       1,839,666       1,288,855
Warrant, exercisable until 2007, to purchase
  common stock at $.01 per share (B)                                      101,505 shs.     9/16/99               1         222,803
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         1,839,667       1,511,658
----------------------------------------------------------------------------------------------------------------------------------

22

                                              MASSMUTUAL PARTICIPATION INVESTORS

CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003

                                                                        SHARES, UNITS
                                                                     WARRANTS, OWNERSHIP ACQUISITION
CORPORATE RESTRICTED SECURITIES: (A) CONTINUED                       OR PRINCIPAL AMOUNT    DATE          COST         FAIR VALUE
----------------------------------------------------------------------------------------------------------------------------------
ROYAL BATHS MANUFACTURING COMPANY
A manufacturer and distributor of acrylic and cultured marble bathroom products.
12.5% Senior Subordinated Note due 2011                                 $      562,500    11/14/03    $    497,870    $    560,848
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                                           74 shs.    11/14/03          65,089               1
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           562,959         560,849
----------------------------------------------------------------------------------------------------------------------------------

SABEX 2002, INC.
A Canadian specialty pharmaceutical company which manufactures and distributes generic injectable drugs and eye products.
12% Senior Subordinated Note due 2009                                   $    1,125,000     4/19/02       1,063,982       1,170,000
Warrant, exercisable until 2009, to purchase
  common stock at $.01 per share (B)                                       27,046 shs.     4/19/02          73,086         130,470
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         1,137,068       1,300,470
----------------------------------------------------------------------------------------------------------------------------------

SAFETY SPEED CUT MANUFACTURING COMPANY, INC.
A manufacturer of vertical panel saws and routers for the wood working industry.
Senior Secured Floating Rate Revolving Note due 2006                    $       53,841      5/1/03          53,841          55,164
Senior Secured Floating Rate Tranche A Note due 2007                    $      996,054      6/2/99         996,054         996,054
12% Senior Secured Tranche B Note due 2007                              $      646,089      6/2/99         646,089         646,089
Class B Common Stock (B)                                                      846 shs.      6/2/99         146,456         282,957
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         1,842,440       1,980,264
----------------------------------------------------------------------------------------------------------------------------------

SELIG ACQUISITION CORPORATION
A manufacturer of container sealing materials for bottles used in consumer products.
12% Senior Subordinated Note due 2009                                   $    1,125,000     6/13/02       1,042,809       1,156,500
Warrant, exercisable until 2009, to purchase
  common stock at $.01 per share (B)                                        1,064 shs.     6/13/02          96,365          69,228
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         1,139,174       1,225,728
----------------------------------------------------------------------------------------------------------------------------------

SHELTER ACQUISITION, INC.
A distributor of roofing supplies and products throughout the Midwest.
12.5% Senior Subordinated Note due 2008                                 $      803,571      8/1/02         707,259         812,811
Common Stock (B)                                                          401,786 shs.           *         401,786         361,607
Warrant, exercisable until 2009, to purchase
  common stock at $.01 per share (B)                                      139,470 shs.      8/1/02         114,589           1,395
----------------------------------------------------------------------------------------------------------------------------------
* 8/1/02 and 1/17/03.                                                                                    1,223,634       1,175,813
----------------------------------------------------------------------------------------------------------------------------------

SNYDER INDUSTRIES, INC.
A manufacturer of proprietary rotationally-molded polyethylene containers.
12.25% Senior Subordinated Note due 2007                                $    2,250,000     12/6/99       2,074,425       2,272,500
Warrant, exercisable until 2007, to purchase
  common stock at $.01 per share (B)                                          369 shs.     12/6/99         306,818          55,566
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         2,381,243       2,328,066
----------------------------------------------------------------------------------------------------------------------------------

MASSMUTUAL PARTICIPATION INVESTORS

CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003

                                                                        SHARES, UNITS
                                                                     WARRANTS, OWNERSHIP ACQUISITION
CORPORATE RESTRICTED SECURITIES: (A) CONTINUED                       OR PRINCIPAL AMOUNT    DATE          COST         FAIR VALUE
----------------------------------------------------------------------------------------------------------------------------------
SPECIALTY FOODS GROUP, INC.
A manufacturer and distributor of branded meat products.
Limited Partnership Interest of MHD Holdings LLC (B)                        0.76% int.     8/29/00    $    278,907    $    195,235
----------------------------------------------------------------------------------------------------------------------------------

STRATEGIC EQUIPMENT & SUPPLY CORP., INC.
A provider of kitchen and restaurant design, equipment fabrication and installation services.
12% Senior Subordinated Note due 2008                                   $    2,250,000     1/14/00       2,000,436       2,242,266
Warrant, exercisable until 2008, to purchase
  common stock at $.01 per share (B)                                       61,862 shs.     1/14/00         382,501            --
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         2,382,937       2,242,266
----------------------------------------------------------------------------------------------------------------------------------

SYNVENTIVE EQUITY LLC
A manufacturer of hot runner systems used in the plastic injection molding process.
12% Senior Subordinated Note due 2007                                   $      975,000     8/21/03         932,836         979,935
Limited Partnership Interest (B)                                            0.32% int.     8/20/03         150,000         135,000
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                                       42,942 shs.     8/21/03          45,000             459
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         1,127,836       1,115,394
----------------------------------------------------------------------------------------------------------------------------------

THE TRANZONIC COMPANIES
A producer of commercial and industrial supplies, such as safety products, janitorial supplies, work apparel, washroom and restroom supplies and sanitary care products.
13% Senior Subordinated Note due 2009                                   $    1,356,000      2/5/98       1,230,103       1,356,000
Common Stock (B)                                                              315 shs.      2/4/98         315,000         285,428
Warrant, exercisable until 2006, to purchase
  common stock at $.01 per share (B)                                          222 shs.      2/5/98         184,416         201,157
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         1,729,519       1,842,585
----------------------------------------------------------------------------------------------------------------------------------

TIDEWATER HOLDINGS, INC.
An operator of a barge transportation line on the Columbia/Snake River system.
17% Preferred Stock (B)                                                       280 shs.    12/23/02         280,000         266,000
Convertible Preferred Stock, convertible into
  common stock at $1,000 per share (B)                                        560 shs.     7/25/96         560,000         448,000
Warrant, exercisable until 2008, to purchase
  common stock at $.01 per share (B)                                          237 shs.     7/25/96          24,103         189,504
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           864,103         903,504
----------------------------------------------------------------------------------------------------------------------------------

TINNERMAN-PALNUT ENGINEERED COMPONENTS
A manufacturer of precision-engineered metal and plastic fasteners and assembly components.
12.75% Senior Subordinated Note due 2008                                $      992,647     12/6/01         762,187       1,002,573
Membership Interests (B)                                                    0.71% int.     12/6/01         362,813         119,118
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         1,125,000       1,121,691
----------------------------------------------------------------------------------------------------------------------------------

24

                                              MASSMUTUAL PARTICIPATION INVESTORS

CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003

                                                                        SHARES, UNITS
                                                                     WARRANTS, OWNERSHIP ACQUISITION
CORPORATE RESTRICTED SECURITIES: (A) CONTINUED                       OR PRINCIPAL AMOUNT    DATE          COST         FAIR VALUE
----------------------------------------------------------------------------------------------------------------------------------
TOMAH HOLDINGS, INC.
A producer of specialty chemicals.
16% Senior Subordinated Note due 2011                                   $      750,000     12/8/03    $    721,872    $    731,420
16% Preferred Stock Series A (B)                                               20 shs.     12/8/03         334,393         326,375
Common Stock (B)                                                            2,789 shs.     12/8/03          69,602          62,641
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         1,125,867       1,120,436
----------------------------------------------------------------------------------------------------------------------------------

TRONAIR, INC.
A designer, engineer and manufacturer of ground support equipment for the business, commuter and commercial aviation markets.
10.5% Senior Secured Term Note due 2008                                 $    1,128,161     1/20/00       1,128,161       1,106,799
12% Senior Subordinated Note due 2010                                   $      758,100     1/20/00         717,269         724,661
Common Stock (B)                                                          129,960 shs.     1/20/00         129,960         103,968
Warrant, exercisable until 2010, to purchase
  common stock at $1 per share (B)                                        148,912 shs.     1/20/00          56,316           1,489
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         2,031,706       1,936,917
----------------------------------------------------------------------------------------------------------------------------------

TRUSTILE DOORS, INC.
A manufacturer and distributor of interior doors.
12.5% Senior Subordinated Note due 2010                                 $      562,500     4/11/03         515,256         561,056
Warrant, exercisable until 2010, to purchase
  common stock at $.01 per share (B)                                        3,060 shs.     4/11/03          50,625              31
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           565,881         561,087
----------------------------------------------------------------------------------------------------------------------------------

TVI, INC.
A retailer of used clothing in the United States, Canada and Australia.
15.971% Senior Subordinated Note due 2008                               $    1,107,549      5/2/00       1,084,736       1,168,899
Common Stock (B)                                                          187,500 shs.      5/2/00         187,500         131,250
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         1,272,236       1,300,149
----------------------------------------------------------------------------------------------------------------------------------

U S M HOLDINGS CORP.
A provider of facility maintenance services to retail and corporate clients with multiple locations.
12% Senior Subordinated Note due 2011                                   $      947,368      8/6/03         793,778         939,943
Preferred Stock (B)                                                         1,771 shs.      8/6/03         177,086         159,387
Common Stock (B)                                                              546 shs.      8/6/03             546             491
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                                          502 shs.      8/6/03         157,869               5
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         1,129,279       1,099,826
----------------------------------------------------------------------------------------------------------------------------------

VICTORY VENTURES LLC
An acquirer of controlling or substantial interests in other entities.
Series A Preferred Units (B)                                                0.03% int.     12/2/96               1               2
----------------------------------------------------------------------------------------------------------------------------------

                                              MASSMUTUAL PARTICIPATION INVESTORS

CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003

                                                                        SHARES, UNITS
                                                                     WARRANTS, OWNERSHIP ACQUISITION
CORPORATE RESTRICTED SECURITIES: (A) CONTINUED                       OR PRINCIPAL AMOUNT    DATE          COST         FAIR VALUE
----------------------------------------------------------------------------------------------------------------------------------
VITEX PACKAGING, INC.
A manufacturer of specialty packaging, primarily envelopes and tags used on tea bags.
12% Senior Subordinated Note due 2008                                   $   1,082,787     12/18/00    $  1,017,223    $  1,095,780
Limited Partnership Interest of Riverside VI
  Holding Company L.P. (B)                                                  2.73% int.           *         198,563         178,702
Limited Partnership Interest of Riverside
  Capital Appreciation Fund II L.P. (B)                                     0.91% int.    12/18/00          42,213          37,992
Warrant, exercisable until 2008, to purchase
  common stock at $.01 per share (B)                                          160 shs.          **         123,166               2
----------------------------------------------------------------------------------------------------------------------------------
*12/30/97 and 9/9/99. **1/2/98 and 12/18/00.                                                             1,381,165       1,312,476
----------------------------------------------------------------------------------------------------------------------------------

WASHINGTON INVENTORY SERVICES, INC.
A provider of physical inventory taking and other related services to retailers.
12.5% Senior Subordinated Note due 2008                                 $      871,878     11/3/00         852,871         868,179
Senior Preferred Stock (B)                                                  2,484 shs.     11/1/00         248,379         234,686
Class B Common Stock (B)                                                    4,743 shs.     11/1/00           4,743           4,269
Warrant, exercisable until 2008, to purchase
  common stock at $.01 per share (B)                                        2,107 shs.     11/3/00          26,367              21
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         1,132,360       1,107,155
----------------------------------------------------------------------------------------------------------------------------------

WEASLER HOLDINGS LLC
A manufacturer of mechanical power transmission components for the agricultural, lawn and turf industries.
13.25% Senior Subordinated Note due 2010                                $    1,071,428      2/4/03         967,273       1,094,441
Limited Partnership Interest (B)                                            0.82% int.      2/3/03          53,570          42,856
Warrant, exercisable until 2010, to purchase
  common stock at $.01 per share (B)                                          136 shs.      2/4/03         111,086               1
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         1,131,929       1,137,298
----------------------------------------------------------------------------------------------------------------------------------

W E C COMPANY, INC.
A maker of attachments for prime moving equipment.
Common Stock (B)                                                            5,567 shs.    12/31/01         750,000         149,994
----------------------------------------------------------------------------------------------------------------------------------

WICOR AMERICAS, INC.
A manufacturer of cellulose based insulation products, systems and services for electrical transformer equipment manufacturers.
20% Senior Subordinated Secured Note due 2009                           $    1,289,023     11/9/01       1,287,178       1,228,633
----------------------------------------------------------------------------------------------------------------------------------

TOTAL PRIVATE PLACEMENT INVESTMENTS                                                                   $ 91,241,890    $ 81,294,297
==================================================================================================================================

26

                                              MASSMUTUAL PARTICIPATION INVESTORS

CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003

                                                         INTEREST       DUE         PRINCIPAL
CORPORATE RESTRICTED SECURITIES:(A) (CONTINUED)            RATE         DATE          AMOUNT            COST          FAIR VALUE
---------------------------------------------------------------------------------------------------------------------------------
RULE 144A SECURITIES - 10.14%: (A)
BONDS - 8.68%
A E S Corporation                                          9.000%     05/15/15     $    175,000     $    175,000     $    197,750
Chesapeake Energy Corporation                              6.875      01/15/16          250,000          247,442          257,500
Cincinnati Bell, Inc.                                      8.375      01/15/14           50,000           50,000           53,750
Cuddy International Corporation (B)                       10.750      12/01/07          178,141          175,077           17,814
Dex Media West                                             9.875      08/15/13          100,000          100,000          116,250
Dollar Financial Group                                     9.750      11/15/11          325,000          325,000          336,375
Dominos, Inc.                                              8.250      07/01/11          150,000          148,917          160,688
Esterline Technologies                                     7.750      06/15/13          175,000          175,000          188,125
Gencorp, Inc.                                              9.500      08/15/13          200,000          200,000          207,500
General Nutrition Center                                   8.500      12/01/10          425,000          425,000          435,625
Huntsman LLC                                              11.625      10/15/10          250,000          247,038          255,000
IMAX Corporation                                           9.625      12/01/10          250,000          250,000          262,813
Intrawest Corporation                                      7.500      10/15/13          250,000          250,000          260,000
Koppers, Inc.                                              9.875      10/15/13          250,000          250,000          275,625
M S X International, Inc.                                 11.000      10/15/07          175,000          173,502          152,250
Majestic Star Casino LLC                                   9.500      10/15/10          250,000          250,000          256,250
Metaldyne Corporation                                     10.000      11/01/13          165,000          165,000          166,650
Mortons Restaurant Group                                   7.500      07/01/10          250,000          214,309          235,000
Nalco Company                                              7.750      11/15/11          250,000          250,000          267,500
North American Energy Partners                             8.750      12/01/11          200,000          200,000          210,000
Pinnacle Food Holding                                      8.250      12/01/13          225,000          225,000          232,875
Quality Distribution LLC                                   9.000      11/15/10           75,000           75,000           78,469
Quintiles Transnational Corporation                       10.000      10/01/13          250,000          250,000          270,000
Rent-Way, Inc.                                            11.875      06/15/10          200,000          196,504          223,000
Rhodia SA                                                  8.875      06/01/11          250,000          245,000          230,000
River Rock Entertainment                                   9.750      11/01/11          150,000          147,977          161,250
Sheridan Acquisition Corporation                          10.250      08/15/11          300,000          296,001          318,375
TCW Leveraged Income Trust, L.P. (B)                       8.410      03/31/04        1,500,000        1,500,000          314,550
Tekni-Plex, Inc.                                           8.750      11/15/13          800,000          800,000          834,000
Telex Communications, Inc.                                11.500      10/15/08          250,000          250,000          265,625
United Rentals, Inc.                                       7.750      11/15/13          325,000          325,000          331,906
Von Hoffman Press, Inc.                                   10.250      03/15/09          175,000          183,100          186,375
Vought Aircraft Industries                                 8.000      07/15/11          425,000          428,057          434,031
                                                                                   ------------     ------------     ------------
Total Bonds                                                                        $  9,243,141        9,192,924        8,192,921
                                                                                   ============     ============     ============

CONVERTIBLE BONDS - 1.41%
Advanced Micro Devices, Inc.                               4.750%     02/01/22     $    250,000     $    198,725     $    255,000
Centerpoint Energy, Inc.                                   3.750      05/15/23          175,000          175,000          185,938
Cymer, Inc.                                                3.500      02/15/09          450,000          450,000          519,187
F E I Company                                              5.500      08/15/08           60,000           60,000           59,550
Invitrogen Corporation                                     2.250      12/15/06          225,000          225,000          236,531
Viropharma, Inc.                                           6.000      03/01/07          110,000           75,350           74,250
                                                                                   ------------     ------------     ------------
Total Convertible Bonds                                                            $  1,270,000        1,184,075        1,330,456
                                                                                   ============     ============     ============

MASSMUTUAL PARTICIPATION INVESTORS

CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003

CORPORATE RESTRICTED SECURITIES:(A) (CONTINUED)                                       SHARES            COST          FAIR VALUE
---------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE
PREFERRED STOCK - 0.05%
D T Industries, Inc. (B)                                                                 10,000     $    500,000     $     50,000
                                                                                                    ------------     ------------
Total Convertible Preferred                                                                              500,000           50,000
                                                                                                    ------------     ------------

WARRANTS - 0.00%
Winsloew Furniture, Inc. (B)                                                                700     $          7     $          7

TOTAL WARRANTS                                                                                                 7                7
                                                                                                    ------------     ------------

TOTAL RULE 144A SECURITIES                                                                            10,877,006        9,573,384
                                                                                                    ------------     ------------
TOTAL CORPORATE RESTRICTED SECURITIES                                                               $102,118,896     $ 90,867,681
                                                                                                    ============     ============

                                              MASSMUTUAL PARTICIPATION INVESTORS

CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003

                                                          INTEREST      DUE         PRINCIPAL                           MARKET
CORPORATE PUBLIC SECURITIES - 15.79%: (A)                  RATE         DATE          AMOUNT            COST             VALUE
---------------------------------------------------------------------------------------------------------------------------------

BONDS - 10.64%
A E P Industries, Inc.                                     9.875%     11/15/07     $    150,000     $    142,875     $    150,750
Activant Solutions, Inc.                                  10.500      06/15/11          200,000          197,384          215,250
Airplanes Pass Thru Trust (B)                              8.150      03/15/19        1,399,350        1,398,113          118,945
American Media Operation, Inc.                             8.875      01/15/11          175,000          175,000          189,875
Bausch & Lomb, Inc.                                        6.950      11/15/07          250,000          261,562          273,125
C S C Holdings, Inc.                                       7.625      04/01/11          250,000          251,219          263,125
Del Monte Corporation                                      8.625      12/15/12          200,000          200,000          219,000
Flextronics International Ltd.                             6.500      05/15/13          250,000          250,000          258,750
G F S I, Inc.                                              9.625      03/01/07          250,000          215,922          230,312
Hexcel Corporation                                         9.750      01/15/09          340,000          340,000          356,150
Host Marriott L.P.                                         8.375      02/15/06          250,000          260,972          266,563
Lodgenet Entertainment Co.                                 9.500      06/15/13          375,000          375,000          410,625
Lyondell Chemical Co.                                      9.500      12/15/08          200,000          190,000          209,000
M G M Mirage, Inc.                                         6.000      10/01/09          250,000          251,213          256,875
Manitowoc Company, Inc.                                    7.125      11/01/13          100,000          100,000          103,375
Neff Corporation                                          10.250      06/01/08           90,000           89,000           61,200
Nextel Communications Corporation                          7.375      08/01/15          200,000          196,000          215,000
Northwest Airlines Corporation                             8.970      01/02/15          773,027          773,027          528,743
Numatics, Inc.                                             9.625      04/01/08          375,000          377,087          300,469
Offshore Logistics, Inc.                                   6.125      06/15/13          350,000          350,000          343,000
Rayovac Corporation                                        8.500      10/01/13          175,000          175,000          185,500
Rent-A-Center, Inc.                                        7.500      05/01/10          250,000          250,000          263,750
S P X Corporation                                          6.250      06/15/11          250,000          250,000          256,875
Service Corp International                                 6.000      12/15/05          250,000          252,252          255,000
Sports Club Co.                                           11.375      03/15/06          400,000          388,000          376,000
Steelcase, Inc.                                            6.375      11/15/06          250,000          256,890          261,435
Tekni-Plex, Inc.                                          12.750      06/15/10          250,000          246,250          272,500
Tenet Healthcare Corporation                               6.375      12/01/11          250,000          241,250          240,000
Tenneco Automotive, Inc.                                  10.250      07/15/13          250,000          250,000          284,375
Triton P C S, Inc.                                         8.500      06/01/13          500,000          500,000          537,500
Tyco International Group SA                                6.375      10/15/11          150,000          148,500          160,312
United Refining Co.                                       10.750      06/15/07          595,000          595,000          476,000
United Rentals, Inc.                                       9.000      04/01/09          150,000          147,000          158,812
Williams Companies, Inc.                                   8.625      06/01/10          475,000          475,000          533,188
Williams Scotsman, Inc.                                    9.875      06/01/07          250,000          246,250          253,125
Winsloew Furniture, Inc.                                  12.750      08/15/07          700,000          684,033          560,000
                                                                                   ------------     ------------     ------------
Total Bonds                                                                        $ 11,572,377       11,499,799       10,044,504
                                                                                   ============     ============     ============

MASSMUTUAL PARTICIPATION INVESTORS

CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003

                                                          INTEREST      DUE         SHARES OR                           MARKET
CORPORATE PUBLIC SECURITIES:(A)CONTINUED                   RATE         DATE     PRINCIPAL AMOUNT       COST            VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 3.97%
Aspen Insurance Holdings Ltd. (B)                                                         1,000     $     22,500     $     24,810
Central Freight Lines, Inc. (B)                                                           7,500          112,500          133,125
China Life Insurance Co. (B)                                                                900           16,812           29,673
Convera Corporation (B)                                                                  21,050          771,152           71,781
D T Industries, Inc. (B)                                                                 89,438          584,047          110,009
Distributed Energy Systems                                                               14,000          177,078           40,040
EOS International, Inc. (B)                                                              39,375          438,156           17,325
Franklin Bank Corporation (B)                                                             2,200           31,900           41,800
H C I Direct, Inc. (B)                                                                      500             --               --
I T C/Deltacom, Inc. (B)                                                                 11,750          227,950           71,193
International Steel Group (B)                                                            17,200          481,600          669,940
Nelnet, Inc. (B)                                                                          6,900          144,900          154,560
Orbitz, Inc. (B)                                                                          9,100          236,600          211,120
Rent-Way, Inc. (B)                                                                       46,432          458,123          380,278
Surebeam Corporation (B)                                                                 20,278            8,754            4,258
Transmontaigne, Inc. (B)                                                                277,771          909,179        1,791,623
                                                                                                    ------------     ------------
TOTAL COMMON STOCK                                                                                     4,621,251        3,751,535
                                                                                                    ============     ------------
CONVERTIBLE BONDS - 1.18%
CommScope, Inc.                                            4.000%     12/15/06     $     90,000     $     87,275     $     86,175
Duke Energy Corporation                                    1.750      05/15/23          250,000          250,000          258,125
F E I Company                                              5.500      08/15/08          175,000          157,062          173,688
Mediacom Communications Corporation                        5.250      07/01/06          250,000          250,000          241,875
S C I Systems, Inc.                                        3.000      03/15/07          250,000          213,931          236,250
TriQuint Semiconductor, Inc.                               4.000      03/01/07          120,000           89,836          115,200
                                                                                   ------------     ------------     ------------
TOTAL CONVERTIBLE BONDS                                                            $  1,135,000        1,048,104        1,111,313
                                                                                   ============     ------------     ------------
TOTAL CORPORATE PUBLIC SECURITIES                                                                   $ 17,169,154     $ 14,907,352
                                                                                                    ============     ============

                                                          INTEREST      DUE         PRINCIPAL                          MARKET
SHORT-TERM SECURITIES - 8.16%:                           RATE/YIELD     DATE          AMOUNT            COST            VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER - 8.16%
Boston Scientific Corporation                              1.180%     01/06/04     $  1,470,000     $  1,469,759     $  1,469,759
Countrywide Home Loans, Inc.                               1.140      01/09/04        1,910,000        1,909,516        1,909,516
Dominion Resources, Inc.                                   1.180      01/12/04        1,500,000        1,499,459        1,499,459
Kellogg Co.                                                1.150      01/08/04        1,400,000        1,399,687        1,399,687
Reed Elsevier, Inc.                                        1.120      01/16/04        1,425,000        1,424,335        1,424,335
                                                                                   ------------     ------------     ------------
TOTAL SHORT-TERM SECURITIES                                                        $  7,705,000     $  7,702,756     $  7,702,756
                                                                                   ============     ------------     ------------
TOTAL INVESTMENTS                                         120.21%                                   $126,990,806      113,477,789
                                                                                                    ============     ------------
Other Assets                                                8.74                                                        8,246,967
Liabilities                                               (28.95)                                                     (27,328,165)
                                                          ------                                                     ------------
TOTAL NET ASSETS                                          100.00%                                                    $ 94,396,591
                                                          ======                                                     ============

(A) In each of the convertible note, warrant, convertible preferred and common stock investments, the issuer has agreed to provide certain registration rights.
(B) Non-income producing security.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                                              MASSMUTUAL PARTICIPATION INVESTORS

CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003


                                                 FAIR VALUE/
INDUSTRY CLASSIFICATION:                         MARKET VALUE
-------------------------------------------------------------
AEROSPACE - 1.04%
Esterline Technologies                           $    188,125
Hexcel Corporation                                    356,150
Vought Aircraft Industries                            434,031
-------------------------------------------------------------
                                                 $    978,306
-------------------------------------------------------------

AIRLINES - 0.56%
Northwest Airlines Corp.                         $    528,743
-------------------------------------------------------------

AUTOMOBILE - 6.91%
America's Body Company, Inc.                          875,000
Gencorp, Inc.                                         207,500
Jason, Inc.                                           859,963
LIH Investors, L.P.                                 2,431,570
Metaldyne Corporation                                 166,650
Nyloncraft, Inc.                                    1,696,010
Tenneco Automotive, Inc.                              284,375
-------------------------------------------------------------
                                                 $  6,521,068
-------------------------------------------------------------

BEVERAGE, DRUG & FOOD - 1.62%
Beta Brands Ltd                                        17,337
Cains Foods, L.P.                                      56,638
Del Monte Corporation                                 219,000
Dominos, Inc.                                         160,688
Mortons Restaurant Group                              235,000
Pharmaceutical Buyers, Inc.                           409,424
Pinnacle Food Holding                                 232,875
Specialty Foods Group, Inc.                           195,235
-------------------------------------------------------------
                                                 $  1,526,197
-------------------------------------------------------------

BROADCASTING & ENTERTAINMENT - 0.97%
C S C Holdings, Inc.                                  263,125
Lodgenet Entertainment Co.                            410,625
Mediacom Communications Corporation                   241,875
-------------------------------------------------------------
                                                 $    915,625
-------------------------------------------------------------

BUILDINGS & REAL ESTATE - 6.36%
Adorn, Inc.                                         1,223,858
Eagle Window & Door Holding Co.                     1,361,246
PGT Industries, Inc.                                1,685,076
Shelter Acquisition, Inc.                           1,175,813
TruStile Doors, Inc.                                  561,087
-------------------------------------------------------------
                                                 $  6,007,080
-------------------------------------------------------------

CARGO TRANSPORT - 2.54%
Central Freight Lines, Inc.                      $    133,125
Kenan-Advantage Transport Company                   1,282,998
Quality Distribution LLC                               78,469
Tidewater Holdings, Inc.                              903,504
-------------------------------------------------------------
                                                 $  2,398,096
-------------------------------------------------------------

CHEMICAL, PLASTICS & RUBBER - 2.21%
Capital Specialty Plastics, Inc.                          201
Huntsman LLC                                          255,000
Koppers, Inc.                                         275,625
Lyondell Chemical Co.                                 209,000
Process Chemicals LLC                                    --
Rhodia SA                                             230,000
Tomah Holdings, Inc.                                1,120,436
-------------------------------------------------------------
                                                 $  2,090,262
-------------------------------------------------------------

CONSUMER PRODUCTS - 7.04%
Colibri Holdings Corporation                          980,781
Euro-Pro Corporation                                1,145,266
G F S I, Inc.                                         230,312
H C I Direct, Inc.                                       --
Neff Motivation, Inc.                                 558,545
Pacific Coast Feather Company                         583,333
Rayovac Corporation                                   185,500
Royal Baths Manufacturing Company                     560,849
The Tranzonic Companies                             1,842,585
Winsloew Furniture, Inc.                              560,007
-------------------------------------------------------------
                                                 $  6,647,178
-------------------------------------------------------------

CONTAINERS, PACKAGING & GLASS - 7.86%
A E P Industries, Inc.                                150,750
Paradigm Packaging, Inc.                            1,299,375
Selig Acquisition Corporation                       1,225,728
Snyder Industries, Inc.                             2,328,066
Tekni-Plex, Inc.                                    1,106,500
Vitex Packaging, Inc.                               1,312,476
-------------------------------------------------------------
                                                 $  7,422,895
-------------------------------------------------------------

DISTRIBUTION - 9.02%
Corvest Group, Inc.                                 2,025,922
Fasteners For Retail, Inc.                          3,552,592
G C-Sun Holdings L.P.                                 690,000
Strategic Equip & Supply Corp., Inc.                2,242,266
-------------------------------------------------------------
                                                 $  8,510,780
-------------------------------------------------------------

MASSMUTUAL PARTICIPATION INVESTORS

CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003


                                                 FAIR VALUE/
INDUSTRY CLASSIFICATION:                         MARKET VALUE
-------------------------------------------------------------
DIVERSIFIED/CONGLOMERATE,
MANUFACTURING - 5.91%
Activant Solutions, Inc.                         $    215,250
Coining of America LLC                              1,184,576
Dexter Magnetics Technologies, Inc.                   841,127
Evans Consoles, Inc.                                  575,607
S P X Corporation                                     256,875
Tinnerman-Palnut Engineered Components              1,121,691
Tyco International Group SA                           160,312
Wicor Americas, Inc.                                1,228,633
-------------------------------------------------------------
                                                 $  5,584,071
-------------------------------------------------------------

DIVERSIFIED/CONGLOMERATE, SERVICE - 8.57%
CapeSuccess LLC                                         2,512
Diversco, Inc./DHI Holdings, Inc.                     556,826
Dwyer Group, Inc.                                   1,075,330
Examination Management Services, Inc.               1,590,882
Hamilton Funeral Services Centers, Inc.               220,803
Lancaster Laboratories, Inc.                        1,120,719
Moss, Inc.                                            910,688
M S X International, Inc.                             152,250
Service Corp International                            255,000
U S M Holdings Corp.                                1,099,826
Washington Inventory Services, Inc.                 1,107,155
-------------------------------------------------------------
                                                 $  8,091,991
-------------------------------------------------------------

ELECTRONICS - 5.85%
A E S Corporation                                     197,750
Directed Electronics, Inc.                          3,514,474
Distributed Energy Systems                             40,040
Flextronics International Ltd.                        258,750
Precision Dynamics, Inc.                            1,267,325
Progressive Software Holding, Inc.                      6,570
S C I Systems, Inc.                                   236,250
-------------------------------------------------------------
                                                 $  5,521,159
-------------------------------------------------------------

FARMING & AGRICULTURE - 0.16%
Cuddy International Corporation                        17,814
Polymer Technologies, Inc./Poli-Twine Western, Inc.   137,812
Protein Genetics, Inc.                                   --
-------------------------------------------------------------
                                                 $    155,626
-------------------------------------------------------------

FINANCIAL SERVICES - 1.36%
Airplanes Pass Thru Trust                        $    118,945
Aspen Insurance Holdings Ltd                           24,810
China Life Insurance Co.                               29,673
Dollar Financial Group                                336,375
East River Ventures I, L.P.                             6,783
Franklin Bank Corporation                              41,800
Highgate Capital LLC                                    4,752
Nelnet, Inc.                                          154,560
TCW Leveraged Income Trust, L.P.                      314,550
Victory Ventures LLC                                        2
Williams Scotsman, Inc.                               253,125
-------------------------------------------------------------
                                                 $  1,285,375
-------------------------------------------------------------

HEALTHCARE, EDUCATION & CHILDCARE - 1.73%
Quintiles Transnational Corporation                   270,000
MedAssist, Inc.                                     1,124,342
Tenet Healthcare Corporation                          240,000
-------------------------------------------------------------
                                                 $  1,634,342
-------------------------------------------------------------

HOME & OFFICE FURNISHINGS,
HOUSEWARES, AND DURABLE
CONSUMER PRODUCTS - 2.09%
Hussey Seating Corporation                          1,708,701
Steelcase, Inc.                                       261,435
-------------------------------------------------------------
                                                 $  1,970,136
-------------------------------------------------------------

LEISURE, AMUSEMENT, ENTERTAINMENT - 2.89%
Host Marriott L.P.                                    266,563
IMAX Corporation                                      262,813
Intrawest Corporation                                 260,000
Keepsake Quilting, Inc.                             1,053,456
M G M Mirage, Inc.                                    256,875
Majestic Star Casino LLC                              256,250
Orbitz, Inc. 211,120
River Rock Entertainment                              161,250
-------------------------------------------------------------
                                                 $  2,728,327
-------------------------------------------------------------
32

                                              MASSMUTUAL PARTICIPATION INVESTORS

CONSOLIDATED SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003


                                                 FAIR VALUE/
INDUSTRY CLASSIFICATION:                         MARKET VALUE
-------------------------------------------------------------
MACHINERY - 14.77%
Ames True Temper Group                           $  1,147,501
C & M Conveyor, Inc.                                1,332,109
D T Industries, Inc.                                  160,009
Integration Technology Systems, Inc.                  932,718
Manitowoc Company, Inc.                               103,375
NPC, Inc.                                           2,126,922
Numatics, Inc.                                        300,469
P W Eagle, Inc.                                     1,511,658
Safety Speed Cut Manufacturing Company, Inc.        1,980,264
Surebeam Corporation                                    4,258
Synventive Equity LLC                               1,115,394
Tronair, Inc.                                       1,936,917
Weasler Holdings LLC                                1,137,298
W E C Company, Inc.                                   149,994
-------------------------------------------------------------
                                                 $ 13,938,886
-------------------------------------------------------------

MEDICAL DEVICES/BIOTECH - 3.47%
Bausch & Lomb, Inc.                                   273,125
Beacon Medical Products, Inc.                       1,066,354
Coeur, Inc.                                           638,122
DHD Healthcare, Inc.                                1,058,146
Invitrogen Corporation                                236,531
-------------------------------------------------------------
                                                 $  3,272,278
-------------------------------------------------------------

MINING, STEEL, IRON & NON PRECIOUS
METALS - 0.77%
Better Minerals & Aggregates                           54,525
International Steel Group                             669,940
-------------------------------------------------------------
                                                 $    724,465
-------------------------------------------------------------

OIL AND GAS - 5.20%
Centerpoint Energy, Inc.                              185,938
Chesapeake Energy Corporation                         257,500
Mustang Ventures Company                            1,116,095
North American Energy Partners                        210,000
Offshore Logistics, Inc.                              343,000
Transmontaigne, Inc.                                1,791,623
United Refining Co.                                   476,000
Williams Companies, Inc.                              533,188
-------------------------------------------------------------
                                                 $  4,913,344
-------------------------------------------------------------

PHARMACEUTICALS - 2.00%
Enzymatic Therapy, Inc.                               509,065
Sabex 2002, Inc.                                    1,300,470
Viropharma, Inc.                                       74,250
-------------------------------------------------------------
                                                 $  1,883,785
-------------------------------------------------------------

PUBLISHING/PRINTING - 0.86%
American Media Operation, Inc.                   $    189,875
Dex Media West                                        116,250
Sheridan Acquisition Corporation                      318,375
Von Hoffman Press, Inc.                               186,375
-------------------------------------------------------------
                                                 $    810,875
-------------------------------------------------------------

RETAIL STORES - 6.93%
EOS International, Inc.                                17,325
General Nutrition Center                              435,625
Neff Corporation                                       61,200
Olympic Sales, Inc.                                 1,830,523
P H I Holding Company                               1,170,002
Rent-A-Center, Inc.                                   263,750
Rent-Way, Inc.                                        603,278
Sports Club Co.                                       376,000
TVI, Inc.                                           1,300,149
United Rentals, Inc.                                  490,718
-------------------------------------------------------------
                                                 $  6,548,570
-------------------------------------------------------------

TECHNOLOGY - 1.50%
Advanced Micro Devices, Inc.                          255,000
Convera Corporation                                    71,781
Cymer, Inc.                                           519,187
Delstar Holding Corporation                           216,299
F E I Company                                         233,238
TriQuint Semiconductor, Inc.                          115,200
-------------------------------------------------------------
                                                 $  1,410,705
-------------------------------------------------------------

TELECOMMUNICATIONS - 1.30%
Cincinnati Bell, Inc.                                  53,750
CommScope, Inc.                                        86,175
I T C/Deltacom, Inc.                                   71,193
Nextel Communications Corporation                     215,000
Telex Communications, Inc.                            265,625
Triton P C S, Inc.                                    537,500
-------------------------------------------------------------
                                                 $  1,229,243
-------------------------------------------------------------

UTILITIES - 0.56%
Duke Energy Corporation                               258,125
Nalco Company                                         267,500
-------------------------------------------------------------
                                                 $    525,625
-------------------------------------------------------------

TOTAL CORPORATE RESTRICTED
AND PUBLIC SECURITIES - 112.05%                  $105,775,033
=============================================================

MASSMUTUAL PARTICIPATION INVESTORS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2003

1. HISTORY

MassMutual Participation Investors (the "Trust") was organized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts pursuant to a Declaration of Trust dated April 7, 1988.

The Trust is a diversified closed-end management investment company. David L. Babson & Company Inc., ("Babson"), a majority owned subsidiary of Massachusetts Mutual Life Insurance Company ("MassMutual"), acts as its investment adviser. The Trust's investment objective is to maximize total return by providing a high level of current income, the potential for growth of such income, and capital appreciation, by investing primarily in a portfolio of privately placed below investment-grade, long-term corporate debt obligations purchased directly from their issuers, at least half of which normally will include equity features.

On January 27, 1998, the Board of Trustees authorized the formation of a wholly owned subsidiary ("MMPI Subsidiary Trust") for the purpose of holding certain investments. The results of the MMPI Subsidiary Trust's have been consolidated in the accompanying consolidated financial statements. During 2003, the Trust's Board of Trustees considered whether changes to the Trust's Bylaws were necessary or appropriate in response to the Sarbanes-Oxley Act of 2002. At their July, 2003 meeting, the Trust's Trustees approved the following changes to the Trust's Bylaws:

     SECTION 4.7

     For the purposes of (1) any standard of care applicable to a Trustee in the discharge of his or her duties as a trustee and (2) indemnification of a Trustee pursuant to Article IV, Section 4.3 of the Declaration of Trust, the conduct of the Trustee shall be evaluated solely by reference to a hypothetical reasonable person, without regard to any special expertise, knowledge or other qualifications of the Trustee. In particular, and without limiting the generality of the foregoing, neither the determination that a Trustee is an "audit committee financial expert" nor the knowledge, experience or other qualifications underlying such a determination shall result in that Trustee being held to a standard of care that is higher than the standard that would be applicable in the absence of such a determination or such knowledge, experience or qualification, nor shall such a determination or such knowledge, experience or other qualification impose any duties, obligations or liabilities that are greater than would obtain in the absence of such a determination or such knowledge, experience or qualification.

     SECTION 4.8

     For the purposes of the determinations by the Trustees and/or opinion of independent legal counsel referred to in Article IV, Section 4.3 of the Declaration of Trust and for the purposes of the determinations by the Trustees and/or opinion of independent legal counsel referred to in Article IV, Section 4.4 of the Declarations of Trust, the Trustees acting on the matter, or the independent legal counsel, as the case may be, shall be entitled to rely on a rebuttable presumption that the relevant Trustee, officer, employee or agent (each a "Covered Person") (1) has acted in good faith and in the reasonable belief that his or her actions were in the best interests of the Trust and (2) has not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office or agency.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in the preparation of its consolidated financial statements in conformity with accounting principles generally accepted in the United States of America.

     A. VALUATION OF INVESTMENTS:

     Valuation of a security in the Trust's portfolio is made on the basis of market price whenever market quotations are readily available and all securities of the same class held by the Trust can be readily sold in such market.

     Nearly all securities which are acquired by the Trust directly from the issuers and shares into which such securities may be converted or which may be purchased on the exercise of warrants will be subject to legal or contractual delays in, or restrictions on, resale and will therefore be "restricted securities". Generally speaking, as contrasted with open-market sales of unrestricted securities which may be effected immediately if the market is adequate, absent an exemption from registration, restricted securities can be sold only in a public offering for which a registration statement is in effect under the Securities Act of 1933.

     The value of restricted securities, and of any other assets for which there are no reliable market quotations, is the fair value as determined in good faith by the Trust's Board of Trustees the "Trustees"). Each restricted security is valued by the Trustees as of the time of its acquisition and at least quarterly thereafter. The Trustees have established guidelines to aid in the valuation of each security. Generally, restricted securities are initially valued at cost or less at the time of acquisition by the Trust. Values greater or less than cost are thereafter used for restricted securities in appropriate circumstances. Among the factors ordinarily considered are the existence of restrictions upon the sale of a security held by the Trust; an estimate of the existence and the extent of a market for the security; the extent of any discount at which the security was acquired; the estimated period of time during which the security will not be freely marketable; the estimated expenses of registering or otherwise qualifying the security for public sale; estimated underwriting commissions if underwriting would be required to effect a sale; in the case of a convertible security, whether or not it would trade on the basis of its stock equivalent; in the case of a debt obligation which would trade independently of any equity equivalent, the current yields on comparable securities; the estimated amount of the floating supply of such securities available for purchase; the proportion of the issue held by the Trust; changes in the financial condition and prospects of the issuer; the existence of merger proposals or tender offers affecting the issuer; and any other factors affecting fair value, all in accordance with the Investment Company Act of 1940, as amended. In making valuations, opinions of counsel may be relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

                                              MASSMUTUAL PARTICIPATION INVESTORS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2003

     When market quotations are readily available for unrestricted securities of an issuer, restricted securities of the same class are generally valued at a discount from the market price of such unrestricted securities. The Trustees, however, consider all factors in fixing any discount, including the filing of a registration statement for such securities under the Securities Act of 1933 and any other developments which are likely to increase the probability that the securities may be publicly sold by the Trust without restriction.

     The Trust's Board of Trustees meets at least once in each quarter to value the Trust's portfolio securities as of the close of business on the last business day of the preceding quarter. This valuation requires the approval of a majority of the Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust or of Babson, the Trust's investment adviser. In making valuations, the Trustees will consider Babson's reports analyzing each portfolio security in accordance with the relevant factors referred to above. Babson has agreed to provide such reports to the Trust at least quarterly.

     The consolidated financial statements include restricted securities valued at $81,294,297 (86.12% of net assets) as of December 31, 2003 whose values have been determined by the Board of Trustees in the absence of readily ascertainable market values. Due to the inherent uncertainty of valuation, those values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

     The values for corporate public securities are stated at the last reported sales price or at prices based upon quotations obtained from brokers and dealers as of December 31, 2003, subject to discount where appropriate, and are approved by the Trustees. Short-term securities with more than sixty days to maturity are valued at fair value and short-term securities having a maturity of sixty days or less are valued at amortized cost, which approximates market value.

     B. ACCOUNTING FOR INVESTMENTS:

     Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. The Trust does not accrue income when payment is delinquent and when management believes payment is questionable.

     The Trust has elected to accrue, for financial reporting purposes, certain premiums and discounts which are required to be accrued for federal income tax purposes.

     Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and federal income tax purposes on the identified cost method.

     C. USE OF ESTIMATES:

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     D. FEDERAL INCOME TAXES

     No provision for federal taxes on net investment income and short-term capital gains is considered necessary for the Trust because it is taxed as a "regulated investment company" under the Internal Revenue Code, and intends to maintain this qualification by, among other things, distributing substantially all of its net taxable income to its shareholders. In any year when net long-term capital gains are realized by the Trust, management, after evaluating the prevailing economic conditions, will recommend that Trustees either designate the net realized longterm gains as undistributed and pay the federal capital gains taxes thereon, or distribute all or a portion of such net gains.

     The Trust is taxed as a regulated investment company and is therefore limited as to the amount of non-qualified income that it may receive as the result of operating a trade or business, e.g. the Trust's pro rata share of income allocable to the Trust by a partnership operating company. The Trust's violation of this limitation could result in the loss of its status as a regulated investment company, thereby subjecting all of its net income and capital gains to corporate taxes prior to distribution to its shareholders. The Trust, from time-to-time, identifies investment opportunities in the securities of entities that could cause such trade or business income to be allocable to the Trust. The MMPI Subsidiary Trust (described in Footnote 1, above) was formed in order to allow investment in such securities without adversely affecting the Trust's status as a regulated investment company.

     In 2003, the Trust reclassed ($9,317) from undistributed net investment income to additional paid in capital and $1,500,000 from undistributed net realized loss on investments to undistributed net investment income to more accurately portray the Trust's financial position. The reclass has no impact on net asset value.

     The MMPI Subsidiary Trust is not taxed as a regulated investment company. Accordingly, prior to the Trust receiving any distributions from the MMPI Subsidiary Trust, all of the MMPI Subsidiary Trust's taxable income and realized gains, including non-qualified income and realized gains, is subject to taxation at prevailing corporate tax rates. For the year ended December 31, 2003, the MMPI Subsidiary Trust accrued federal and state income taxes of $893,914 for net income and realized gains on investments held in the MMPI Subsidiary Trust.

MASSMUTUAL PARTICIPATION INVESTORS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2003

3. INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES FEE

Under an Investment Advisory and Administrative Services Contract with the Trust, Babson has agreed to use its best efforts to present to the Trust a continuing and suitable investment program consistent with the investment objectives and policies of the Trust. Babson has further agreed that it will request each issuer of securities which MassMutual is prepared to purchase in a private placement, and which would be consistent with the investment objectives and policies of the Trust, to also offer such securities to the Trust. Babson will use its best efforts to insure that issuers accede to such requests. MassMutual has agreed that, subject to such orders of the Securities and Exchange Commission as may apply, it will invest concurrently with the Trust in any such investment. Babson represents the Trust in any negotiations with issuers, investment banking firms, securities brokers or dealers and other institutions or investors relating to the Trust's investments. Under the contract, Babson provides administration of the day-to-day operations of the Trust and provides the Trust with office space and office equipment, accounting and bookkeeping services, and necessary executive, clerical and secretarial personnel for the performance of the foregoing services.

For its services under the Investment Advisory and Administrative Services Contract, Babson is paid a quarterly fee equal to .225% of the value of the Trust's net assets as of the last business day of each fiscal quarter, an amount approximately equivalent to .90% on an annual basis. A majority of the Trustees, including a majority of the Trustees who are not interested persons of the Trust or of Babson, approve the valuation of the Trust's net assets as of such day.

4. SENIOR SECURED INDEBTEDNESS:

     A. NOTE PAYABLE

     MassMutual holds the Trust's $12,000,000 Senior Fixed Rate Convertible Note (the "Note") issued by the Trust in 1995. The Note, as amended, is due December 13, 2011 and accrues interest at 5.80% per annum. MassMutual, at its option, can convert the principal amount of the Note into common shares. The dollar amount of principal would be converted into an equivalent dollar amount of common shares based upon the average price of the common shares for ten business days prior to the notice of conversion. For the year ended December 31, 2003, the Trust incurred total interest expense on the Note of $696,000.

     The Trust may redeem the Note, in whole or in part, at the principal amount proposed to be redeemed together with the accrued and unpaid interest thereon through the redemption date plus a Make Whole Premium. The Make Whole Premium equals the excess of (i) the present value of the scheduled payments of principal and interest which the Trust would have paid but for the proposed redemption, discounted at the rate of interest of U.S. Treasury obligations whose maturity approximates that of the Note plus 0.50% over (ii) the principal of the Notes proposed to be redeemed.

     B. REVOLVING CREDIT AGREEMENT

     The Trust entered into a $15,000,000 senior secured, floating rate, Revolving Credit Agreement (the "Revolver") with Fleet National Bank (the "Agent Bank"), pursuant to a credit agreement dated May 29, 1997, with a maturity date of May 31, 2004.

     The Revolver bears interest at a variable per annum rate equal to the three-month Eurodollar rate plus a margin of .40% per annum or the most recent Federal Funds rate plus a margin of .50% per annum. Interest is paid to the Agent Bank as it becomes due. The Trust also incurs expense on the undrawn portion of the total Revolver at a rate of .185% per annum.

     As of December 31, 2003, there was $10,500,000 in outstanding loans against the Revolver and the average blended rate of interest charged on the Revolver was 1.61%. For the year ended December 31, 2003, the Trust incurred total interest expense on the Revolver of $177,666, including $8,325 related to the undrawn portion.

                                              MASSMUTUAL PARTICIPATION INVESTORS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2003

5. PURCHASES AND SALES OF INVESTMENTS

                                                       For the Year
                                                     Ended 12/31/2003
--------------------------------------------------------------------------------
                                               Cost of Investments Acquired
--------------------------------------------------------------------------------
Corporate restricted securities                        $ 48,236,370
Corporate public securities                               8,934,807
Short-term securities                                   332,261,345

--------------------------------------------------------------------------------
                                             Proceeds from Sales or Maturities
--------------------------------------------------------------------------------
Corporate restricted securities                        $ 54,281,058
Corporate public securities                               7,690,776
Short-term securities                                   332,409,055

The aggregate cost of investments was the same for financial reporting and federal income tax purposes as of December 31, 2003. The net unrealized depreciation of investments for financial reporting and federal tax purposes as of December 31, 2003 is $13,513,017 and consists of $9,873,322 appreciation and $23,386,339 depreciation.

6. QUARTERLY RESULTS OF INVESTMENT OPERATIONS (UNAUDITED)

                                             Amount              Per Share
--------------------------------------------------------------------------------
                                                   March 31, 2003
--------------------------------------------------------------------------------
Investment income                        $  2,409,479
Net investment income                       1,872,939             $  0.20
Net realized and unrealized
gain on investments                         2,547,390                0.27

--------------------------------------------------------------------------------
                                                   June 30, 2003
--------------------------------------------------------------------------------
Investment income                           2,299,910
Net investment income                       1,750,314                0.18
Net realized and unrealized
gain on investments                         2,434,269                0.25
--------------------------------------------------------------------------------
                                                September 30, 2003
--------------------------------------------------------------------------------
Investment income                           2,472,346
Net investment income                       1,826,696                0.19
Net realized and unrealized
gain on investments (net of taxes)          4,900,070                0.51
--------------------------------------------------------------------------------
                                                 December 31, 2003
--------------------------------------------------------------------------------
Investment income                           2,881,406
Net investment income                       2,255,565                0.23
Net realized and unrealized
gain on investments (net of taxes)          1,746,763                0.18

MASSMUTUAL PARTICIPATION INVESTORS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2003

7. AGGREGATE REMUNERATION PAID TO OFFICERS, TRUSTEES AND THEIR AFFILIATED
PERSONS

During 2003, the Trust paid its Trustees aggregate remuneration of $98,060. The Trust does not pay any compensation to any of its Trustees who are "interested persons" (as defined by the Investment Company Act of 1940, as amended (the "40 Act")) of the Trust. Mr. Reese is an interested person due to his employment by MassMutual and Babson. Mr. Joyal retired from Babson as of June 1, 2003 and, prior to his retirement, served as Babson's President. Accordingly, the Trust classifies Messers. Reese and Joyal as "interested persons" of the Trust.

All of the Trust's officers are employees of Babson or MassMutual. Pursuant to the Investment Advisory and Administrative Services Contract, the Trust does not compensate its officers who are employees of Babson or MassMutual.

MassMutual and Babson are "affiliated persons" (as defined by the 40 Act) of Mr. Reese, one of the Trust's Trustees. The Trust did not make any payments to Babson during 2003, other than amounts payable to Babson pursuant to the Investment Advisory and Administrative Services Contract. During 2003, the Trust paid the following amounts to MassMutual, exclusive of interest expense on the Note explained in Footnote 4A:

Preparation of the Trust's Quarterly Reports to Shareholders         $    2,262
Preparation of Certain of the Trust's Shareholder communications          1,296
Preparation of the Trust's Annual Proxy Statements                          373
                                                                     ----------
                                                                     $    3,931
                                                                     ----------
8. CONTINGENCIES

The Trust, together with other investors including MassMutual, is a plaintiff in litigation connected with private placement investments made by the Trust in Sharp International Corporation ("Sharp"). Three managing shareholders of Sharp, which is currently being liquidated in Chapter 7 liquidation proceedings, have pleaded guilty to criminal fraud charges. Initially, two separate civil lawsuits were brought in New York State court in an attempt to recover damages for lost investment funds from Sharp's working capital lender and auditors. The first lawsuit involving Sharp's working capital lender was dismissed prior to trial. An appeal of this dismissal was unsuccessful. The second lawsuit against Sharp's auditors, KPMG LLP, is in its preliminary stages. The parties to this lawsuit, including the Trust, have recently agreed to submit the matters which are the subject of the lawsuit to a non-binding mediation proceeding. The Trust is unable to estimate any potential recovery from this lawsuit as of December 31, 2003.

                                              MASSMUTUAL PARTICIPATION INVESTORS

                       CHANGE IN INDEPENDENT ACCOUNTANTS

During 2003, the Trust, Babson and MassMutual solicited proposals for their independent audit and tax engagements from the four nationally recognized public accounting firms (including Deloitte & Touche LLP ("D&T") and KPMG LLP ("KPMG")). The Trust's Audit Committee and its Board of Trustees determined that, based on KPMG's more favorable fee structure, engaging KPMG was in the best interests of the Trust. Effective January 1, 2004, and for the fiscal year ending December 31, 2004, the Trust's Audit Committee and Board of Trustees have appointed KPMG as the Trust's independent auditors replacing D&T. Babson and MassMutual also engaged KPMG to perform certain audit, tax and other services for them.

During its two most recently completed fiscal years, the Trust had no disagreements with D&T concerning any matter of accounting principles or practices, consolidated financial statement disclosure or auditing scope and procedure and D&T never advised the Trust that: (1) the Trust's internal controls were unreliable; (2) the representations of the Trust's management were unreliable or that D&T was unwilling to be associated with the consolidated financial statements prepared by the Trust's management; (3) D&T needed to expand significantly the scope of its audits (and D&T never, in fact, so expanded such audit scope); (4) D&T became aware of any information that materially impacted the fairness or reliability of either a previously issued audit report or such report's underlying consolidated financial statements or that caused D&T to cease reliance on the assertions of the Trust's management related to such consolidated financial statements; and (5) an issue existed related to any of D&T's audit reports or their underlying consolidated financial statements were resolved other than to the satisfaction of D&T.

MASSMUTUAL PARTICIPATION INVESTORS

Interested Trustees

                                                                 PRINCIPAL                     PORTFOLIOS
                              POSITION                           OCCUPATION(S)                 OVERSEEN   OTHER
NAME (AGE),                   WITH           OFFICE TERM/LENGTH  DURING PAST                   IN FUND    DIRECTORSHIPS
ADDRESS                       THE TRUST      OF TIME SERVED      5 YEARS                       COMPLEX    HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
STUART H. REESE* (48)         Trustee        3 years/10 months   Executive Vice President and     48      Trustee, Chairman (since
                                                                 Chief Investment Officer                 1999) and President
MassMutual Life Ins. Co.      Chairman       1 year/7 months     (since 1999) of MassMutual;              (1993-1999) of the Trust;
1295 State Street                                                President (since 2003),                  Director (since 1995),
Springfield, MA 01111         (since 1999)                       Director and CEO (since                  MassMutual Corporate Value
                                                                 2000), and President (2000-              Partners Limited
                                                                 2001) of Babson; Chief                   (investment company);
                                                                 Executive Director (1997-                President (1994- 1999),
                                                                 1999), Senior Vice President             Chairman and Trustee
                                                                 (1993-1997) of MassMutual.               (since 1999), MassMutual
                                                                                                          Institutional Funds;
                                                                                                          President (1993-1999),
                                                                                                          Chairman and Trustee
                                                                                                          (since 1999), MML Series
                                                                                                          Investment Fund; Director
                                                                                                          (since 1993), MML Baystate
                                                                                                          Life Insurance Company;
                                                                                                          Advisory Board Member
                                                                                                          (since 1995), Kirtland
                                                                                                          Capital Partners
                                                                                                          (investment partnership);
                                                                                                          Advisory Board Member
                                                                                                          (since 1996), MassMutual
                                                                                                          High Yield Partners II LLC
                                                                                                          (investment company);
                                                                                                          Chairman (since 1999) and
                                                                                                          Director (since 1996),
                                                                                                          Antares Capital
                                                                                                          Corporation (bank loan
                                                                                                          syndication); Director
                                                                                                          (since 1996), Charter Oak
                                                                                                          Capital Management, Inc.;
                                                                                                          President (since 1998),
                                                                                                          MassMutual/Darby CBO LLC
                                                                                                          (investment company);
                                                                                                          Director (since 1999),
                                                                                                          MLDP Holdings; Chairman
                                                                                                          (since 2000), Cornerstone
                                                                                                          Real Estate Advisers Inc.;
                                                                                                          Trustee (since 1998),
                                                                                                          President (1998-2001) and
                                                                                                          Chairman (since 2001),
                                                                                                          MMCI Subsidiary Trust and
                                                                                                          MMPI Subsidiary Trust;
                                                                                                          Trustee, Chairman (since
                                                                                                          1999), and President
                                                                                                          (1993-1999), MassMutual
                                                                                                          Corporate Investors
                                                                                                          (closed-end investment
                                                                                                          company advised by
                                                                                                          Babson).

* Mr. Reese is an "interested person" of the Trust (as defined in the Investment Company Act of 1940, amended) because of his position as an Officer of the Trust, an executive officer of MassMutual and a Director, President and CEO of Babson.

                                              MASSMUTUAL PARTICIPATION INVESTORS

Interested Trustees

                                                                 PRINCIPAL                     PORTFOLIOS
                              POSITION                           OCCUPATION(S)                 OVERSEEN   OTHER
NAME (AGE),                   WITH           OFFICE TERM/LENGTH  DURING PAST                   IN FUND    DIRECTORSHIPS
ADDRESS                       THE TRUST      OF TIME SERVED      5 YEARS                       COMPLEX    HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
ROBERT E. JOYAL** (59)        Trustee        1 year/10 months    President (2001-2003),           48      President (1999-2003) and
                                                                 Managing Director (2000-                 Trustee (since 2003) of
MassMutual                    (since 2003)                       2001) and Executive Director             the Trust; Director (since
Participation Investors                                          (1999-2000) of Babson;                   1996), Antares Capital
1500 Main Street                                                 Executive Director (1997-                Corporation (bank loan
Suite 1100                                                       1999) of MassMutual.                     syndication); Director
Springfield, MA 01115                                                                                     (since 1996), First Israel
                                                                                                          Mezzanine Investors Ltd.
                                                                                                          (general partner and
                                                                                                          manager of The Israel
                                                                                                          Mezzanine Fund, L.P.);
                                                                                                          Director (since 2003),
                                                                                                          Pemco Aviation Group,
                                                                                                          Inc.; Director (since
                                                                                                          2003), MML Series
                                                                                                          Investment Fund (an
                                                                                                          open-end investment
                                                                                                          Company sub-advised by
                                                                                                          Babson); Director (since
                                                                                                          2003), MassMutual
                                                                                                          Institutional Fund (an
                                                                                                          open-end investment
                                                                                                          company sub-advised by
                                                                                                          Babson); Trustee
                                                                                                          (1998-2003), Senior Vice
                                                                                                          President (1998-2001) and
                                                                                                          President (2001-2003),
                                                                                                          MMCI Subsidiary Trust and
                                                                                                          MMPI Subsidiary Trust;
                                                                                                          President (1999- 2003),
                                                                                                          Trustee (since 2003),
                                                                                                          MassMutual Corporate
                                                                                                          Investors (closed-end
                                                                                                          investment company advised
                                                                                                          by Babson).

** Mr. Joyal retired as President of Babson in June 2003. He continues to serve as a director or trustee of several entities affiliated with MassMutual, Babson's indirect parent company. Accordingly, the Trust classifies Mr. Joyal as an "interested person" of the Trust and Babson.

MASSMUTUAL PARTICIPATION INVESTORS

Interested Trustees

                                                                 PRINCIPAL                     PORTFOLIOS
                              POSITION                           OCCUPATION(S)                 OVERSEEN   OTHER
NAME (AGE),                   WITH           OFFICE TERM/LENGTH  DURING PAST                   IN FUND    DIRECTORSHIPS
ADDRESS                       THE TRUST      OF TIME SERVED      5 YEARS                       COMPLEX    HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
DONALD E. BENSON (73)         Trustee        3 years/2 years,    Executive Vice President and     2       Director (since 1997),
                              (since 1988)   10 months           Director (since 1992),                   MAIR Holdings, Inc.
MassMutual                                                       Marquette Financial                      (commuter airline holding
Participation Investors                                          Companies (financial                     company); Director (since
1500 Main Street                                                 services); Partner (since                1997), National Mercantile
Suite 1100                                                       1996), Benson Family Limited             Bancorp (bank holding
Springfield, MA 01115                                            Partnership No. 1 and Benson             company) and Mercantile
                                                                 Family Limited Partnership               National Bank; Trustee
                                                                 No. 2 (investment                        (since 1986), MassMutual
                                                                 partnerships); Partner (since            Corporate Investors
                                                                 1987), Benson, Pinckney,                 (closed-end investment
                                                                 Oates Partnership                        company advised by
                                                                 (building partnership).                  Babson).

------------------------------------------------------------------------------------------------------------------------------------

DONALD GLICKMAN (70)          Trustee        3 years/2 years,    Chairman (since 1992),           2       Director (1988-2000),
                              (since 1992)   10 months           Donald Glickman and                      CalTex Industries, Inc.
MassMutual                                                       Company, Inc. (investment                (manufacturer of windows);
Participation Investors                                          banking); Partner (since                 Director (since 1984),
1500 Main Street                                                 1992), J.F. Lehman & Co.                 Monro Muffler Brake, Inc.
Suite 1100                                                       (private investments).                   (automobile repair
Springfield, MA 01115                                                                                     service); Director (since
                                                                                                          1998), MSC Software, Inc.;
                                                                                                          Chairman (1998-2003),
                                                                                                          Elgar Electronics
                                                                                                          (manufacturer of
                                                                                                          electronic power
                                                                                                          supplies); Director (since
                                                                                                          2002), Racal Instrument
                                                                                                          Group (manufacturer of
                                                                                                          electronic test
                                                                                                          equipment); Director
                                                                                                          (since 2002), OAOT, Inc.
                                                                                                          (ITC Services); Director
                                                                                                          (since 1999) SDI, Inc.
                                                                                                          (manufacturer of airbag
                                                                                                          initiations); Trustee
                                                                                                          (since 1992), MassMutual
                                                                                                          Corporate Investors
                                                                                                          (closed-end investment
                                                                                                          company advised by
                                                                                                          Babson).

                                              MASSMUTUAL PARTICIPATION INVESTORS

Interested Trustees

                                                                 PRINCIPAL                     PORTFOLIOS
                              POSITION                           OCCUPATION(S)                 OVERSEEN   OTHER
NAME (AGE),                   WITH           OFFICE TERM/LENGTH  DURING PAST                   IN FUND    DIRECTORSHIPS
ADDRESS                       THE TRUST      OF TIME SERVED      5 YEARS                       COMPLEX    HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
MARTIN T. HART (68)           Trustee        3 years/10 months   Executive Director               13      Trustee (since 2002), The
                              (since 1991)                       (since 2001), Pension Benefit            DLB Fund Group (open-end
MassMutual                                                       Guaranty Corp., (a Federal               investment company advised
Participation Investors                                          pension agency); Managing                by Babson); Trustee (since
1500 Main Street                                                 Director (1993-2001),                    2002), MassMutual
Suite 1100                                                       Orion Partners, L.P. (a private          Corporate Investors (a
Springfield, MA 01115                                            equity fund).                            closed-end investment
                                                                                                          company advised by
                                                                                                          Babson).

------------------------------------------------------------------------------------------------------------------------------------

STEVEN A. KANDARIAN (51)      Trustee        3 years/ 1 year,    Private Investor; President      2       Director (since 1997),
                              (since 2002)   10 months           and Director (since 1983),               T-Netix Inc.
MassMutual                                                       H Corporation.                           (communications company);
Participation Investors                                                                                   Director (since 1999),
1500 Main Street                                                                                          ValueClick Inc. (internet
Suite 1100                                                                                                advertising company);
Springfield, MA 01115                                                                                     Director (since 2002),
                                                                                                          Spectranetics Corp.
                                                                                                          (medical device company);
                                                                                                          Director (1990-1998), PNB
                                                                                                          Financial Group; Director
                                                                                                          (1992-2002), Schuler
                                                                                                          Homes, Inc.; Director
                                                                                                          (1993 to 2000), Optical
                                                                                                          Security Group; Director
                                                                                                          (1994-1999), Ardent
                                                                                                          Software Inc.; Director
                                                                                                          (since 1996), PJ
                                                                                                          America/PJ United;
                                                                                                          Director (since 1994),
                                                                                                          Houston Pizza Venture;
                                                                                                          Director (since 1994), PJ
                                                                                                          Iowa; Director (since
                                                                                                          1998), PJ Nor-Cal;
                                                                                                          Director (1998-2002), Vail
                                                                                                          Banks Inc.; Trustee (since
                                                                                                          1994), Regis University;
                                                                                                          Director (since 1999),
                                                                                                          Stephany's Chocolate;
                                                                                                          Director (since 2002),
                                                                                                          Interactive Telesis, Inc.;
                                                                                                          Director (since 2000),
                                                                                                          Digital Directions, Inc.;
                                                                                                          Partner (since 1986), HFTF
                                                                                                          L.L.C. (wholesale nursery
                                                                                                          and garden center);
                                                                                                          Trustee (since 1991),
                                                                                                          MassMutual Corporate
                                                                                                          Investors (closed-end
                                                                                                          investment company advised
                                                                                                          by Babson)

MASSMUTUAL PARTICIPATION INVESTORS

Interested Trustees

                                                                 PRINCIPAL                     PORTFOLIOS
                              POSITION                           OCCUPATION(S)                 OVERSEEN   OTHER
NAME (AGE),                   WITH           OFFICE TERM/LENGTH  DURING PAST                   IN FUND    DIRECTORSHIPS
ADDRESS                       THE TRUST      OF TIME SERVED      5 YEARS                       COMPLEX    HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
JACK A. LAUGHERY (69)         Trustee        3 years/1 year,     President and Partner (since     2       Director (since 1993),
                              (since 1996)   10 months           1996), Laughery Investments.             Papa John's International
MassMutual                                                                                                (food service companies);
Participation Investors                                                                                   Director (since 1994),
1500 Main Street                                                                                          Houston Pizza Venture LLC
Suite 1100                                                                                                (pizza restaurant);
Springfield, MA 01115                                                                                     Partner (since 1987),
                                                                                                          Coastal Lodging (hotels);
                                                                                                          Part Owner (since 1998),
                                                                                                          Rocky Mount Harley
                                                                                                          Davidson; Partner (since
                                                                                                          1996), Papa John's Iowa;
                                                                                                          Director (since 2001),
                                                                                                          Papa John's United (food
                                                                                                          service); Director
                                                                                                          (1997-1998), PJ New
                                                                                                          England; Trustee (since
                                                                                                          1996), MassMutual
                                                                                                          Corporate Investors
                                                                                                          (closed-end investment
                                                                                                          company advised by
                                                                                                          Babson).

------------------------------------------------------------------------------------------------------------------------------------
CORINE T. NORGAARD (66)       Trustee        3 years/1 year,     Dean (since 1996),               2       Director (since 1997), The
                              (since 1998)   10 months           Barney School of Business,               Advest Bank; Trustee
MassMutual                                                       University of Hartford.                  (since 1993), Aetna Series
Participation Investors                                                                                   Funds (investment
1500 Main Street                                                                                          company); Director (since
Suite 1100                                                                                                1992), Aetna Variable
Springfield, MA 01115                                                                                     Series Funds; Trustee
                                                                                                          (since 1998), MassMutual
                                                                                                          Corporate Investors (a
                                                                                                          closed-end investment
                                                                                                          company advised by
                                                                                                          Babson).

MASSMUTUAL PARTICIPATION INVESTORS

Officers of the Trust

                                                                 PRINCIPAL
                              POSITION                           OCCUPATION(S)
NAME (AGE),                   WITH           OFFICE TERM/LENGTH  DURING PAST
ADDRESS                       THE TRUST      OF TIME SERVED      5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
ROGER W. CRANDALL (39)        President      1 year/7 months     President (since 2003) and Vice President (2002-2003) of the Trust;
                                                                 Director (since 2003) and Managing Director (since 2000) of Babson;
MassMutual                                                       Managing Director (1993-2000) of MassMutual; Trustee and President
Participation Investors                                          (since 2003), MMCI Subsidiary Trust and MMPI Subsidiary Trust;
1500 Main Street                                                 President (since 2003), Vice President (2002-2003), MassMutual
Suite 1100                                                       Corporate Investors.
Springfield, MA 01115

------------------------------------------------------------------------------------------------------------------------------------

CLIFFORD M. NOREEN (46)

MassMutual                    Vice President 1 year/7 months     Vice President (since 1993) of the Trust; Managing Director (since
Participation Investors                                          2000) of Babson; Managing Director (1996-1999) of MassMutual; Vice
1500 Main Street                                                 President (since 1993), MassMutual Corporate Investors.
Suite 1100
Springfield, MA 01115

------------------------------------------------------------------------------------------------------------------------------------

STEPHEN L. KUHN (57)          Vice President 1 year/7 months     Vice President and Secretary (since 1988) of the Trust; General
                              and Secretary                      Counsel and Clerk (since 2000) of Babson; Senior Vice President
MassMutual                                                       (since 1999), Deputy General Counsel (since 1998), and Assistant
Participation Investors                                          Secretary (since 1996) of MassMutual; Secretary (since 1998), MMCI
1500 Main Street                                                 Subsidiary Trust and MMPI Subsidiary Trust; Vice President (since
Suite 1100                                                       1989) and Secretary (since 1980) of MassMutual Corporate Investors.
Springfield, MA 01115

------------------------------------------------------------------------------------------------------------------------------------

CHARLES C. MCCOBB, JR. (60)   Vice President 1 year/7 months     Chief Financial Officer (since 1998) and Vice President (since
                              and Chief                          1997) of the Trust; Managing Director (since 2000) of Babson;
MassMutual                    Financial Officer                  Managing Director (1997-1999) of MassMutual; Trustee, Vice
Participation Investors                                          President, Treasurer and Chief Financial Officer (since 1998), MMCI
1500 Main Street                                                 Subsidiary Trust and MMPI Subsidiary Trust; Chief Financial Officer
Suite 1100                                                       (since 1998) and Vice-President (since 1997), MassMutual Corporate
Springfield, MA 01115                                            Investors.

------------------------------------------------------------------------------------------------------------------------------------

JOHN T. DAVITT, JR. (36)      Comptroller    1 year/7 months     Comptroller (since 2001) of the Trust; Director (since 2000) of
                                                                 Babson; Associate Director (1997-2000) of MassMutual; Comptroller
MassMutual                                                       (since 2001), MassMutual Corporate Investors.
Participation Investors
1500 Main Street
Suite 1100
Springfield, MA 01115

------------------------------------------------------------------------------------------------------------------------------------

JAMES M. ROY (41)             Treasurer      1 year/7 months     Treasurer (since 2003) and Associate Treasurer (1999-2003) of the
                                                                 Trust; Director (since 2000) and Associate Director (1996-2000) of
MassMutual                                                       Babson; Controller (since 2003), MMCI Subsidiary Trust and MMPI
Participation Investors                                          Subsidiary Trust; Treasurer (since 2003), Associate Treasurer
1500 Main Street                                                 (1999-2003), MassMutual Corporate Investors.
Suite 1100
Springfield, MA 01115

MASSMUTUAL PARTICIPATION INVESTORS

INDEPENDENT AUDITORS' REPORT

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
OF MASSMUTUAL PARTICIPATION INVESTORS

We have audited the accompanying consolidated statement of assets and liabilities of MassMutual Participation Investors (the "Trust"), as of December 31, 2003 (including the consolidated schedule of investments as of December 31, 2003), and the related consolidated statements of operations and cash flows for the year then ended, changes in net assets for each of the two years in the period then ended and the consolidated selected financial highlights for each of the five years in the period then ended. These consolidated financial statements and consolidated selected financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these consolidated financial statements and consolidated selected financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements and consolidated selected financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. Our procedures included verification of securities owned as of December 31, 2003, by counting of securities at the custodian and confirmation of securities owned as of December 31, 2003 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall consolidated financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements and consolidated selected financial highlights referred to above present fairly, in all material respects, the financial position of MassMutual Participation Investors as of December 31, 2003, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the consolidated selected financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP
----------------------------------
New York, New York
February 6, 2004

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

MassMutual Participation Investors offers a Dividend Reinvestment and Cash Purchase Plan. The Plan provides a simple and automatic way for shareholders to add to their holdings in the Trust through the receipt of dividend shares issued by the Trust or through the reinvestment of cash dividends in Trust shares purchased in the open market. The dividends of each shareholder will be automatically reinvested in the Trust by Shareholder Financial Services Inc., the Transfer Agent, in accordance with the Plan, unless such shareholder elects not to participate by providing written notice to the Transfer Agent. A shareholder may terminate his or her participation by notifying the Transfer Agent in writing.

Participating shareholders may also make additional contributions to the Plan from their own funds. Such contributions may be made by personal check or other means in an amount not less than $100 nor more than $5,000 per quarter.

Whenever the Trust declares a dividend payable in cash or shares, the Transfer Agent, acting on behalf of each participating shareholder, will take the dividend in shares only if the net asset value is lower than the market price plus an estimated brokerage commission as of the close of business on the valuation day. The valuation day is the last day preceding the day of dividend payment. When the dividend is to be taken in shares, the number of shares to be received is determined by dividing the cash dividend by the net asset value as of the close of business on the valuation date or, if greater than net asset value, 95% of the closing share price. If the net asset value of the shares is higher than the market value plus an estimated commission, the Transfer Agent, consistent with obtaining the best price and execution, will buy shares on the open market at current prices promptly after the dividend payment date.

The reinvestment of dividends does not, in any way, relieve participating shareholders of any federal, state or local tax. For federal income tax purposes, the amount reportable in respect of a dividend received in newly-issued shares of the Trust will be the fair market value of the shares received, which will be reportable as ordinary income and/or capital gains. As compensation for its services, the Transfer Agent receives a fee of 5% of any dividend and cash contribution (in no event in excess of $2.50 per distribution per shareholder).

Any questions regarding the Plan should be addressed to Shareholder Financial Services, Inc., Agent for MassMutual Participation Investors' Dividend Reinvestment and Cash Purchase Plan, P.O. Box 173673, Denver, CO 80217-3673.


                  [PHOTO OF MEMBERS OF THE BOARD OF TRUSTEES]

                                 MEMBERS OF THE
                               BOARD OF TRUSTEES
                                (LEFT TO RIGHT):

                           Donald Glickman, Chairman,
                        Donald Glickman & Company, Inc.

                       Martin T. Hart*, Private Investor

                        Jack A. Laughery, President and
                         Partner, Laughery Investments

                              Steven A. Kandarian,
                          Executive Director, Pension
                             Benefit Guaranty Corp.

                       Donald E. Benson*, Executive Vice
                       President and Director, Marquette
                              Financial Companies

                           Corine T. Norgaard*, Dean,
                           Barney School of Business,
                             University of Hartford

                        Stuart H. Reese, Executive Vice
                         President and Chief Investment
                         Officer, Massachusetts Mutual
                             Life Insurance Company

                                Robert E. Joyal,
                              Retired President of
                         David L. Babson & Company Inc.


                        * Member of the Audit Committee



--------------------------------------------------------------------------------
OFFICERS   Stuart H. Reese              Stephen L. Kuhn
           Chairman                     Vice President and Secretary

           Roger W. Crandall            Michael P. Hermsen
           President                    Vice President

           Charles C. McCobb, Jr.       Mary Wilson Kibbe
           Vice President and           Vice President
           Chief Financial Officer

           Michael L. Klofas            Richard E. Spencer, II
           Vice President               Vice President

           Richard C. Morrison          James M. Roy
           Vice President               Treasurer

           Clifford M. Noreen           John T. Davitt, Jr.
           Vice President               Comptroller

--------------------------------------------------------------------------------

[LOGO] MASSMUTUAL PARTICIPATION INVESTORS

                                                                      DB1036 204

ITEM 2.  CODE OF ETHICS.

         The Registrant adopted a Code of Ethics for Senior Financial Officers (the "Code") on October 17, 2003, which is available on the Registrant's website at www.massmutual.com/mpv. During the period covered by this Form N-CSR, there were no amendments to, or waivers from, the Code.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         The Registrant's Board of Trustees has determined that Mr. Donald E. Benson, a Trustee of the Registrant and a member of its Audit Committee, is an audit committee financial expert. Mr. Benson is "independent" for purposes of this Item 3 as required by applicable regulation.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                             FEES BILLED TO REGISTRANT

                                   Year Ended        Year Ended
                                  December 31,       December 31,
                                      2003              2002
                                   ----------        ----------
             Audit Fees            $   49,500        $   37,400
             Audit-Related Fees         5,500             5,500
             Tax Fees                   7,400             7,400
             All Other Fees                 0                 0
                                   ----------        ----------
                  Total Fees       $   62,400        $   50,300
                                   ==========        ==========

                 NON-AUDIT FEES BILLED TO BABSON AND MASSMUTUAL

                                   Year Ended        Year Ended
                                  December 31,       December 31,
                                      2003              2002
                                   ----------        ----------
             Audit-Related Fees    $  340,000        $  367,405
             Tax Fees                  35,100            18,350
             All Other Fees             5,000            22,104
                                   ----------        ----------
                  Total Fees       $  380,100        $  407,859
                                   ==========        ==========

         The category "Audit Related Fees" reflects fees billed by Deloitte & Touche LLP for services related to the audit and other assurance services performed in connection with the audit engagements of the Registrant, Babson and MassMutual. Preparation of Federal, state and local income tax and compliance work are representative of the fees billed in the "Tax Fees" category. The category "All Other Fees" represents fees billed by Deloitte & Touche LLP ("D&T") for various non-audit and non-tax services rendered to the Registrant, Babson and MassMutual, such as product development, database and analysis training, and tax compliance and planning.

         The Sarbanes-Oxley Act of 2002 and its implementing regulations allows the Registrant's Audit Committee to establish a pre-approval policy for certain services rendered by the Registrant's independent accountants. During 2003, the Registrant's Audit Committee approved all of the services rendered to the Registrant by D&T and did not rely on such a pre-approval policy for any such services.

         The Audit Committee reviewed the aggregate fees billed for professional services rendered by D&T for the Registrant and for the non-audit services provided to Babson, and Babson's parent, MassMutual. As part of this review, the Audit Committee considered whether the provision of such non-audit services were compatible with maintaining the principal accountant's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         The Registrant maintains an audit committee composed exclusively of the Registrant's Trustees who qualify as "independent" Trustees under the current listing standards of the New York Stock Exchange and the rules of U.S. Securities and Exchange Commission. The Committee operates pursuant to a written Charter, which is available on the Registrant's website, www.massmutual.com/mpv. The present members of the Audit Committee are Donald E. Benson and Martin T. Hart, and Corine T. Norgaard.

ITEM 6.  [Reserved].

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES.

         The Registrant's Board of Trustees delegated proxy voting responsibilities relating to voting securities held by the Registrant to its investment adviser, David L. Babson & Company Inc.("Babson") at the July 18, 2003 meeting of the Registrant's Board of Trustees. A summary of Babson's proxy voting policies and procedures is set forth below.

         Summary of Babson's Proxy Voting Policy
         ---------------------------------------

         Babson views the voting of proxies as an integral part of its investment management responsibility and believes, as a general principle, that proxies should be voted solely in the best interests of its clients (i.e. prudently and in a manner believed by Babson to best protect and enhance an investor's returns). To implement this general principle, it is Babson's policy to generally vote proxies in accordance with the recommendations of Institutional Shareholder Services ("ISS"), a recognized authority on proxy voting and corporate governance, or, in cases where ISS has not made any recommendations with respect to a proxy, in accordance with ISS's proxy voting guidelines.

         Babson recognizes, however, that there may be times when Babson believes that it will be in the best interests of clients holding the securities to (1) vote against ISS's recommendations or (2) in cases where ISS has not provided Babson with any recommendations with respect to a proxy, vote against ISS's proxy voting guidelines. Babson may vote, in whole or part, against ISS's recommendations or ISS's proxy voting guidelines, as applicable, if such vote is authorized by the Policy. The procedures set forth in the Policy are designed to ensure that votes against ISS's recommendations or proxy voting guidelines have been made in the best interests of clients and are not the result of any material conflict of interest (a "Material Conflict").

         Summary of Babson's Proxy Voting Procedures
         -------------------------------------------

         Babson has (1) established a Proxy Committee that is responsible for the implementation and governance of the Policy and (2) designated Proxy Administrators who will receive and post proxies for voting with ISS. In accordance with the Policy, Babson will generally vote all client proxies in accordance with ISS's recommendation or proxy voting guidelines, unless a person authorized by the Proxy Committee (each a "Proxy Analyst") determines that it is in its clients' best interest to vote against ISS's recommendation or proxy voting guidelines. In these cases, Babson will vote against ISS's recommendation or proxy voting guidelines, so long as no other Proxy Analyst reviewing such proxy disagrees with such recommendation, and no known Material Conflict is identified by the Proxy Analyst(s) or the Proxy Administrator. Otherwise, the proxy is to be submitted to a member of the Proxy Committee, who shall determine how to vote the proxy unless (i) the Proxy Administrator has identified a Babson Material Conflict or (ii) said Proxy Committee member has identified a Material Conflict. In such cases, the proxy shall be submitted to the Proxy Committee, which may authorize a vote against ISS's recommendation or proxy voting guidelines only if the Proxy Committee determines that such vote is in the clients' best interests.

         No employee, officer or director of Babson or its affiliates (other than those assigned such responsibilities under the Policy) may influence how Babson votes any proxy, unless such person has been requested to provide such assistance by a Portfolio Manager or Proxy Committee member and has disclosed any known Material Conflict. Any pre-vote communications prohibited by the Policy shall be reported to the Proxy Committee member prior to voting and to Babson's General Counsel.

         Obtaining a Copy of the Policy
         ------------------------------

         The full text of Babson's Policy is available (1) without charge, upon request, by calling 1-866-399-1516 or (2) on the Registrant's website, www.massmutual.com/mpv.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

         Not Applicable for this filing.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         Not Applicable for this filing.

ITEM 10. CONTROLS AND PROCEDURES.

         (a) The principal executive officer and principal financial officer of the Registrant evaluated the effectiveness of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing date of this report and based on this evaluation have concluded that such disclosure controls and procedures are effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

         (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

         (a) ANY CODE OF ETHICS, OR AMENDMENTS THERETO, THAT IS THE SUBJECT OF DISCLOSURE REQUIRED BY ITEM 2, TO THE EXTENT THAT THE REGISTRANT INTENDS TO SATISFY THE ITEM 2 REQUIREMENTS THROUGH THE FILING OF AN EXHIBIT.

               None.


         (b) A SEPARATE CERTIFICATION FOR EACH PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT AS REQUIRED BY RULE 30a-2 UNDER THE ACT.

               Attached hereto as EX-99.302CERT for the Section 302 certifications and EX-99.906CERT for the Section 906 certifications.

         (c) ANY WRITTEN SOLICITATION TO PURCHASE SECURITIES UNDER RULE 23c-1 UNDER THE ACT (17 CFR 270.23c-1) SENT OR GIVEN DURING THE PERIOD COVERED BY THE REPORT BY OR ON BEHALF OF THE REGISTRANT TO 10 OR MORE PERSONS.

               Not Applicable for this filing.

                                   SIGNATURES

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):   MassMutual Participation Investors
                ----------------------------------
By:             /s/ Roger W. Crandall
                ----------------------------------
                Roger W. Crandall, President
                ----------------------------------
Date:           March 5, 2004
                ----------------------------------

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:             /s/ Roger W. Crandall
                ----------------------------------
                Roger W. Crandall, President
                ----------------------------------
Date:           March 5, 2004
                ----------------------------------
By:             /s/ Charles C. McCobb, Jr.
                ----------------------------------
                Charles C. McCobb, Jr., Vice
                President, and Chief Financial Officer
                ----------------------------------
Date:           March 5, 2004
                ----------------------------------